ANNUAL
                                FINANCIAL REPORT

                           STI CLASSIC VARIABLE TRUST

                                DECEMBER 31, 2000

                           STI Classic Variable Trust
                                 [logo omitted]

Dear STI Classic Variable Trust Shareholders:

The following 2000 Annual Financial Report provides you a detailed summary of each of the STI Classic Variable Trust Funds. STI Classic Funds and the STI Classic Variable Trust Funds have presented investors the opportunity to invest in a variety of investment options since 1995. The eight STI Classic Variable Trust Funds have been developed specifically to meet the changing needs of today's investor. Each of these Funds offers an investment discipline that identifies a specific mix of risk and return. Together, the Funds complement one another, providing convenient access to different segments of the stock and bond markets. The equity funds cover the range of investment style from Small Cap to Mid-Cap to Large Cap stocks. Also both Value and Growth investment styles are well represented in the fund menu. Finally, the Investment Grade Bond Fund invests in a blend of corporate and Government bonds and achieves a portfolio maturity in the intermediate (8 to 10 year) range.

===========================================================================================================================
                                                    STI CLASSIC VARIABLE TRUST
                                          NET OF FEES PERFORMANCE AS OF DECEMBER 31, 2000
===========================================================================================================================
                                           THREE                                         SINCE INCEPTION     INCEPTION
                                           MONTHS         ONE YEAR       TWO YEARS        (ANNUALIZED)         DATE
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   CAPITAL APPRECIATION FUND                (3.44%)         3.07%           5.86%             20.12%          10/2/95
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   GROWTH AND INCOME FUND                   (1.97%)         9.32%            N/A               9.29%         12/30/99
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   INTERNATIONAL EQUITY FUND                 1.27%         (3.43%)          2.51%              8.13%          11/7/96
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   MID-CAP EQUITY FUND                     (13.24%)        (2.93%)          5.19%             11.10%          10/2/95
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   QUALITY GROWTH STOCK FUND                (7.90%)        (3.03%)           N/A              (3.02%)        12/30/99
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   SMALL CAP VALUE EQUITY FUND               8.82%         16.37%           5.26%             (1.49%)        10/22/97
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   VALUE INCOME STOCK FUND                  10.86%         10.43%           3.50%             13.00%          10/2/95
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   INVESTMENT GRADE BOND FUND                3.28%          6.32%           2.24%              5.44%          10/2/95
---------------------------------------------------------------------------------------------------------------------------

RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE AND SHARES AT REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RETURNS.

The STI Classic Variable Trust is a well-established family of mutual funds, nationally recognized for the diversity and quality of investment options that they provide. The adviser to the STI Classic Variable Trust, Trusco Capital Management, Inc., is committed to providing quality investment products which will assist you in achieving reasonable long-term investment objectives.

We hope you will find the information on the following pages useful. It is intended to give you a better understanding of how our portfolio managers are investing your money. Thank you for your interest and participation in the STI Classic Variable Trust. We appreciate your confidence in our stewardship.

                                         Sincerely,

                                         /S/SIGNATRUE

                                         Douglas S. Phillips, CFA
                                         President, Chief Investment Officer
                                         Trusco Capital Management

                           CAPITAL APPRECIATION FUND
                           -------------------------

U.S. large cap equities declined in 2000, with the S&P 500 Composite Index (the "S&P 500") posting a total return of -9.1%. Most of the damage occurred late in the year, with the fourth quarter return -7.8%. We have to go all the way back to 1981 to find a worse year for the S&P 500. Against this backdrop, the Capital Appreciation Fund turned in an excellent performance. For the full year, the Fund was up 3.1%, over a full 12 percentage points above the S&P 500. Versus other funds, Capital Appreciation did well at +3.1% compared to the Lipper Large Cap Core style average of -9.0% for the year.

Several factors were responsible for these solid results. Attention to good business franchises which were undervalued in the stock market resulted in several portfolio holdings being acquired at a nice discount during the year. In terms of sector weightings, the Fund had a major overweight in the important health care industry, and raised exposure to financials and energy during the year; this had a positive impact on performance. Finally, the benefits of a more broadly diversified portfolio with reasonable valuation were clearly seen in 2000, as the stock market broadened out considerably to include a wider group of companies, and stocks with reasonable price earnings ratios.

The STI Classic Variable Trust Capital Appreciation Fund seeks long-term growth of capital by focusing on large and mid-cap companies with positive fundamentals, growing earnings and reasonable valuations. With virtually all major sectors of the U.S. equity market now having experienced a healthy correction, we are seeing attractive stock ideas in a number of areas. Segments of current interest include energy service companies, software, health care and information technology services. A stance of monetary ease from the Fed has historically been beneficial for equity prices and we expect the Fed to remain accommodative over the next few months at least. Later in the year, consumer cyclical stocks may begin to enjoy the impact of a possible Federal tax cut. The Fund remains well diversified in terms of industry sectors with an attractive profile in terms of earnings growth.

[LINE GRAPH OMITTED]
plot points as follows:

           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

           STI Classic Variable Trust        S&P 500      Lipper Large-Cap Core
           Capital Appreciation Fund    Composite Index    Funds Classification
10/31/95             10000                    10000               10000
12/95                10632                    10640               10523
12/96                13157                    13081               12754
12/97                17964                    17444               16306
12/98                23168                    22433               20356
12/99                25191                    27153               25127
12/00                25964                    24679               22876



                          Average Annual Total Returns
                       (periods ended December 31, 2000)
--------------------------------------------------------------------------------
One Year              3 Years               5 Years                Annualized
                                                                   Inception
                                                                   to Date
--------------------------------------------------------------------------------
3.07%                 13.06%                19.55%                  20.12%
--------------------------------------------------------------------------------
            Past performance is no indication of future performance.

                             GROWTH AND INCOME FUND
                             ----------------------


The STI Classic Variable Trust Growth and Income Fund uses a blend of large cap stocks with both growth and value characteristics to aim for long term capital appreciation with moderate volatility. The S&P 500 BARRA/Value Index (the "BARRA/Value Index") finished 2000 up 6.1%, while the Fund was up 9.3%.

As we have often emphasized, the Fund's construction of sector and issue diversification offers balance and buoyancy over the full market cycle. Unfortunately, during December, our 18% exposure to technology certainly proved detrimental and explains most of the underperformance for the fourth quarter. In a short nine months, the technology bubble has burst, taking that sector from market supremacy to market anathema. We believe technology will remain a dynamic sector for investors for years to come, with recent weakness a pause along the way. We have trimmed our exposure in recent months, and expect technology to continue to struggle short term while investor expectations are reset and fundamentals work through a cyclical downswing. Interestingly, the year end rebalancing of the BARRA/Value Index has meaningfully increased the percentage allocated to technology from 5.4% to 11.5%. Our view is that technology represents a sector a value manager has to deal with, and will play even a more important role in the future performance of the value universe.

Looking ahead, the market should remain in a defensive mode short term while the full impact of a rapidly slowing economy can be assessed. We believe corporate profits will remain under pressure in many sectors and expectations among analysts still appear too high. However, when estimates reach better parity with current fundamentals, a more accommodative Fed policy should produce a better investing climate. We believe the Fund overall is well-positioned to weather the extreme gyrations and sector rotation we expect given current economic conditions.

[LINE GRAPH OMITTED]
plot points as follows:

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

               STI Classic Variable Trust Growth and Income Fund             S&P 500/BARRA Value Index
12/31/99                           10000                                                 10000
12/00                              10932                                                 10608


        Average Annual Total Returns
     (periods ended December 31, 2000)
------------------------------------------
One Year                       Annualized
                               Inception
                               to Date
------------------------------------------
9.32%                          9.29%
------------------------------------------
Past performance is no indication of future performance.

                           INTERNATIONAL EQUITY FUND
                           -------------------------

The STI Classic Variable Trust International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers.

The benchmark for this portfolio is the MSCI EAFE Index (the "MSCI EAFE"), which is a diversified index of primarily large companies in the major industrialized countries. The MSCI EAFE was weak in 2000 as most major markets retreated along with the large cap U.S. market. For the year, the MSCI EAFE fell 14.2%. The STI Classic Variable Trust International Fund did very well vs. the index, with a full year decline of only 3.4%. The average return of international funds ranked by Lipper was -15.6%.

We recently have begun trimming some of our exposure to oil. We have been and still are overweight in oil service names but are taking profits to invest in selected technology and telecommunication names. We are most overweight in consumer staples and basic materials and most underweight in financials, technology and health care. We have seen technology valuations return to more realistic levels which accounts for our interest in this sector. We have continued our underweight position in Japan which has continued to benefit the Fund. Overall, the Fund has become more diversified in terms of sector exposure and country exposure as well as more focused on growth areas.

Over the 4th quarter the Euro rose to .94 from .88 finally strengthening against the dollar. As the U.S. markets fell, money flow from Europe decreased considerably helping to boost the Euro. The Yen in contrast slid throughout the quarter and continues to look weak. Going forward, a strengthening Euro might tend to benefit U.S. investors who invest in Europe-based companies. In 2000 by contrast, the strong dollar translated into lower returns for U.S. investors.

Foreign markets have now considerably lagged U.S. equities over the last five years. Over this time period, the S&P 500 had an annualized return of 18.3% while the MSCI EAFE's return was only 7.1%. Longer term, international equities have been more competitive with U.S. stocks than the recent experience suggests. Given this disparity and reasonable fundamentals abroad, this is an opportune time for U.S. investors to consider international diversification.

[LINE GRAPH OMITTED]
plot points as follows:

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

          STI Classic Variable Trust          Morgan Stanley MSCI
          International Equity Fund              EAFE Index(1)
11/30/96            10000                              10000
12/96               10200                               9871
12/97               11918                              10047
12/98               13205                              12056
12/99               14368                              15306
12/00               13875                              13137



                          Average Annual Total Returns
                       (periods ended December 31, 2000)
--------------------------------------------------------------------------------
One Year           3 Years                Annualized
                                          Inception
                                          to Date
--------------------------------------------------------------------------------
-3.43%             5.20%                  8.13%
--------------------------------------------------------------------------------
Past performance is no indication of future performance.

1 "MSCI EAFE Index" is a registered service mark of Morgan Stanley Capital
  International which does not sponsor, and is in no way affiliated with, the International Equity Fund.

                              MID-CAP EQUITY FUND
                              -------------------


The STI Classic Variable Trust Mid-Cap Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks and securities convertible into common stock of small to mid-size companies with above-average growth potential. For the year, the Fund returned -2.9% versus +17.5% for the S&P 400 Mid-Cap Index. The Russell Mid-Cap Index returned +8.3% for the year. After a positive first half of the year, the Fund had a difficult second half versus the index. Value significantly outperformed growth for the year. For example, the S&P 400 Mid-Cap/BARRA Value Index rose 27.8% in 2000, while the Mid-Cap/BARRA Growth Index was up only 9.2%. The Fund's growth bias was a significant factor in the underperformance versus the S&P 400 Mid-Cap Index for the year. Despite this, the Fund managed to outperform 67% of the Lipper Mid-Cap growth funds for the year.

We continue to overweight health care, energy and technology. Health care and energy performed extremely well last year and the fundamentals for health care services, specialty pharmaceuticals and biotechnology remain strong. Health care also provides earnings growth visibility in the face of a slowing economy. Energy fundamentals remain extremely strong, and we remain optimistic about the oil drilling and service companies in particular. Despite the damage being done to technology, we believe some compelling opportunities have arisen. We are also bringing up our weighting in financials and consumer cyclicals in light of the Fed's recent action to pre-empt a severe slowdown.

With a weighted average growth rate of 24.7% and a weighted P/E ratio of 21.7X year-ahead earnings, we believe this Fund is well positioned to participate in the mid-cap market.

[LINE GRAPH OMITTED]
plot points as follows:

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

          STI Classic Variable Trust       S&P 400
            Mid-Cap Equity Fund          Mid-Cap Index
10/31/95          10000                     10000
12/95             10226                     10408
12/96             11868                     12408
12/97             14506                     16408
12/98             15545                     19545
12/99             17721                     22422
12/00             17202                     26345

                          Average Annual Total Returns
                       (periods ended December 31, 2000)
--------------------------------------------------------------------------------
                                           Annualized
One Year       3 Years     5 Years         Inception
                                           to Date
--------------------------------------------------------------------------------
-2.93%         5.84%       10.96%          11.10%
--------------------------------------------------------------------------------
Past performance is no indication of future performance.

                           QUALITY GROWTH STOCK FUND
                           -------------------------



The STI Classic Variable Trust Quality Growth Stock Fund selects companies with superior financial strength and favorable long term growth potential. The Fund seeks to minimize portfolio turnover by this emphasis on higher quality established growth stocks. For the year ending December 31, 2000, the Fund had a return of -3.0% which compares favorably with the 9.1% drop in the S&P 500 Composite Index.

Our overweight in technology moderately hurt results for the year. However, our ongoing commitment to the technology sector has enhanced results over the long-term. We continue to believe that our investment in high quality technology stocks will be rewarded over the next market cycle.

We have taken advantage of this market downturn to increase the quality of our holdings. For example, our portfolio is now higher quality than the S&P 500 Composite Index as measured by the long term debt to capital ratio. The long term debt to capital ratio for the S&P 500 Index at year-end was 32.6% versus our average of only 24.4%. This means that, on average, companies in the Fund are financially stronger than the companies in the S&P 500 Index. Also, they are more profitable than the S&P 500 Index companies. The return on assets for the S&P 500 Index is only 8.9% versus 11.5% for the portfolio. Styles go into and out of favor during complete market cycles. We believe our style with its emphasis on quality will soon come back into favor and lead the next market upturn.

Recent action by the Fed to bring down short term interest rates is encouraging. Historically, growth stocks have done well when the Fed is easing rates. In particular, growth sectors emphasized by the Fund including health care, financial services and technology have benefited during prior periods of favorable monetary policy.

[LINE GRAPH OMITTED]
plot points as follows:

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

          STI Classic Variable Trust           S&P 500
          Quality Growth Stock Fund        Composite Index
12/31/99           10000                        10000
12/00               9697                         9089



                          Average Annual Total Returns
                       (periods ended December 31, 2000)
--------------------------------------------------------------------------------
                              Annualized
One Year                      Inception
                              to Date
--------------------------------------------------------------------------------
-3.03%                        -3.02%
--------------------------------------------------------------------------------
Past performance is no indication of future performance.

                          SMALL CAP VALUE EQUITY FUND
                          ---------------------------


The STI Classic Variable Trust Small Cap Value Equity Fund seeks to provide capital appreciation with a secondary goal of achieving current income. The Fund invests in companies under $1 billion in market capitalization which are deemed to be significantly undervalued.

Small cap value equities finished up the year very strongly, with the STI Classic Small Cap Value Equity Fund returning 8.8% for the quarter and 16.4% for the year. The Russell 2000 Value Index produced an 8.1% quarterly return and a 22.8% return for the year. Avoidance of richly valued technology and telecommunication equities was a major factor in our performance in late 2000. The flow of investor money out of small cap value equities, chronic for the past 24 months, subsided during the fourth quarter. This indirectly helped performance.

We are very excited that some of the extreme asset valuation excesses have been removed from the financial markets and investors appear to be focusing on valuation, cash flow, earnings, asset value, and yield once again. We are focusing on high quality companies that are presently selling at recession level valuations, even though the economy is not presently in a recession. Most of the names in the portfolio are also selling at very substantial discounts to their private market values. In 2000, six securities in the Fund were acquired or taken private at a premium to the shareholders ranging from 48% to 160%. We expect this merger and acquisition activity to continue given the valuation discounts of many of the securities held in the Fund.

The portfolio is presently positioned with many securities that will benefit from a declining interest rate environment. These equities include many financial firms such as S & L's that will benefit from the declining rates but do not have the negatives of dramatic increases in problem loans associated with a worsening economic environment. Insurance companies also have taken a larger position in the portfolio as a benefactor of a lower interest rate environment.

Small cap firms benefit from lower costs of credit to a greater extent than large cap firms, so actions by the Federal Reserve to reduce short term interest rates have a particularly helpful impact on smaller companies. This coupled with the low valuations of the stocks we own makes us comfortable with the outlook for 2001.

[LINE GRAPH OMITTED]
plot points as follows:

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

                STI Classic Variable Trust         Russell 2000
               Small Cap Value Equity Fund         Value Index
10/31/97                 10000                         10000
12/97                    10214                         10453
12/98                     8970                          9779
12/99                     8541                          9633
12/00                     9939                         11832



                          Average Annual Total Returns
                       (periods ended December 31, 2000)
--------------------------------------------------------------------------------
One Year             3 Years                      Annualized
                                                  Inception
                                                  to Date
--------------------------------------------------------------------------------
16.37%               -0.91%                       -1.49%
--------------------------------------------------------------------------------
Past performance is no indication of future performance.

                            VALUE INCOME STOCK FUND
                            -----------------------


The STI Classic Variable Trust Value Income Stock Fund seeks to provide current income with a secondary goal of achieving capital appreciation by investing primarily in equity securities. The Fund concentrates on companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Fund had a successful year in 2000 with a return of 10.4% vs. its benchmark, the S&P 500/BARRA Value Index (the "BARRA Value Index") which rose 6.1%. The average return of all Lipper ranked Equity Income funds was 6.8%.

Last year was a tale of two markets. For the first two months, highly valued growth stocks continued to dominate, as they had in 1999. Early in March, an inflection point was reached and for the last three-fourths of the year value stocks generally performed well. Value stocks did especially well in the fourth quarter when investors began to sense the economy was slowing and the Fed might alter monetary policy to a more accommodative stance. During this resurgence in Value stocks, the Fund performed quite well against its benchmark and vs. other funds of a similar style. Of particular benefit were stocks in the capital goods, basic materials, energy and financial services sectors.

Going forward we expect the market to continue to reward stocks with positive fundamentals and reasonable valuations. We are certainly more encouraged now that the market is noticeably paying more attention to true company fundamentals rather than just "concepts". The Fund has a very clear value bent with a last twelve months P/E of 18.5, Price/Sales of 1.8 and dividend yield of 2.1% compared to 21.4, 2.1 and 1.7% for the BARRA Value Index respectively.

--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
plot points as follows:

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

                 STI Classic Variable Trust         Lipper Equity Income          S&P 500/BARRA
                   Value Income Stock Fund          Funds Classification           Value Index
10/31/95                 10000                              10000                    10000
12/95                    10828                              10816                    10723
12/96                    12846                              13194                    12695
12/97                    16292                              17149                    16212
12/98                    17871                              19667                    17976
12/99                    17334                              22169                    18640
12/00                    19142                              23516                    19902



                          Average Annual Total Returns
                       (periods ended December 31, 2000)
--------------------------------------------------------------------------------
                                                              Annualized
One Year          3 Years               5 Years               Inception
                                                              to Date
--------------------------------------------------------------------------------
10.43%            5.52%                 12.07%                13.00%
--------------------------------------------------------------------------------
Past performance is no indication of future performance.

                           INVESTMENT GRADE BOND FUND
                           --------------------------


The STI Classic Variable Trust Investment Grade Bond Fund seeks to provide a high level of total return through current income and capital appreciation, while preserving the principal amount invested. Total return includes not only current income, but also changes in value of assets held by the Fund. For the year ended December 31, 2000 the Fund had a total return of 6.3% versus an average return of 11.8% for the Lehman U.S. Government/Credit Index. For the same period, the Lipper Intermediate Investment Grade Debt Objective had a return of 9.8%.

Long Treasury yield generally declined during 2000 as Federal Reserve tightening alternatively led to perceptions of slower economic growth and lower inflationary expectation. This trend was magnified by reduced Treasury supply and buy-back programs that are a result of the large government surpluses. These forces also led to an inversion of the yield curve (short rates higher than longer term rates). Long Treasury rates dropped by more than 1% during 2000.

Corporate securities had a difficult year as less liquidity, several credit blowups, and a general deterioration in credit led to wider credit spreads. This led corporate securities to end the year at yield spreads to Treasuries that are historically very wide. Also the decline in rates led to prepayment concerns in the mortgage sector that caused their average maturities to shorten and their performance to lag somewhat toward year end. Our overweight in corporates lessened the Fund's performance as Treasury securities provided the best performers for the year. Our overweight in the Government Agency sector enhanced total return as they finished out the year very well.

The Fund continues to be managed with only moderate shifts in the average maturity (duration) and during 2000 the average maturity (duration) was maintained near the level of the Lehman U.S. Government/Credit Index. The total return of the Fund is enhanced through yield curve analysis (monitoring and analyzing the risk/reward trade off of different maturity sectors), sector rotation, and other low risk strategies. By actively pursuing these strategies, the Fund strives to add to total return while reducing risk.

[LINE GRAPH OMITTED]
plot points as follows:

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

          STI Classic Variable Trust      Lehman U.S. Government/   Lipper Intermediate Investment-
          Investment Grade Bond Fund            Credit Index              Grade Debt Objective
10/31/95            10000                          10000                          10000
12/95               10295                          10314                          10279
12/96               10531                          10615                          10604
12/97               11462                          11649                          11527
12/98               12537                          12753                          12410
12/99               12328                          12479                          12260
12/00               13107                          13956                          13459


                          Average Annual Total Returns
                       (periods ended December 31, 2000)
--------------------------------------------------------------------------------
                                                                  Annualized
One Year             3 Years                5 Years               Inception
                                                                  to Date
--------------------------------------------------------------------------------
6.32%                4.57%                  4.95%                 5.44%
--------------------------------------------------------------------------------
Past performance is no indication of future performance.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
                                       SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.0%)
BASIC MATERIALS (1.1%)
   Air Products & Chemicals            26,900   $    1,103
                                                ----------
CAPITAL GOODS (11.1%)
   General Electric                    65,500        3,140
   Illinois Tool Works                 28,100        1,674
   Masco                               40,100        1,030
   Textron                             27,800        1,293
   Tyco International                  74,800        4,151
                                                ----------
                                                    11,288
                                                ----------
COMMUNICATION SERVICES (3.8%)
   ADC Telecommunications*             38,400          696
   Andrew*                             33,300          724
   BellSouth                            9,200          377
   Comverse Technology*                 5,400          587
   Nortel Networks                     10,000          321
   Qwest Communications
     International*                    27,800        1,140
                                                ----------
                                                     3,845
                                                ----------
CONSUMER CYCLICALS (11.7%)
   Bed Bath & Beyond*                  42,600          953
   BJ's Wholesale Club*                28,400        1,090
   Brinker International*              19,500          824
   CVS                                 25,000        1,498
   Ecolab                              19,000          821
   Gannett                             22,000        1,387
   Lowe's                              39,000        1,735
   McGraw-Hill                          9,400          551
   RadioShack                          30,700        1,314
   Target                              17,300          558
   Time Warner                         10,200          533
   Viacom, Cl B*                       15,600          729
                                                ----------
                                                    11,993
                                                ----------

--------------------------------------------------------------------------------
                                       SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (5.0%)
   Anheuser-Busch                      25,400   $    1,156
   Conagra Foods                       39,400        1,024
   Kroger*                             67,000        1,813
   Safeway*                            17,200        1,075
                                                ----------
                                                     5,068
                                                ----------
ENERGY (9.9%)
   Apache                              15,800        1,107
   Conoco, Cl B                        62,300        1,803
   Ensco International                 40,300        1,373
   Exxon Mobil                         22,200        1,930
   Halliburton                         30,000        1,087
   Schlumberger                        23,500        1,878
   Transocean Sedco Forex              19,500          897
                                                ----------
                                                    10,075
                                                ----------
FINANCE (17.3%)
   ACE                                 27,700        1,175
   AMBAC Financial Group               17,000          991
   American International Group         9,300          917
   Cigna                                8,500        1,125
   Citigroup                           38,300        1,956
   Freddie Mac                         19,000        1,309
   Golden West Financial               20,500        1,384
   MBNA                                26,700          986
   Mellon Financial                    31,300        1,540
   MGIC Investment                     17,300        1,167
   Providian Financial                 19,400        1,115
   USA Education                       37,500        2,550
   Washington Mutual                   26,700        1,417
                                                ----------
                                                    17,632
                                                ----------
HEALTH CARE (10.9%)
   Cardinal Health                     16,000        1,594
   Health Management
     Associates, Cl A*                 55,000        1,141

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       SHARES    VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
   Merck                               21,400   $    2,004
   Pfizer                              44,100        2,029
   Schering-Plough                     35,400        2,009
   Tenet Healthcare*                   36,200        1,609
   Universal Health Services, Cl B      6,600          738
                                                ----------
                                                    11,124
                                                ----------
SERVICES (3.0%)
   Cendant*                           102,160          983
   Interpublic Group                   33,600        1,430
   Omnicom Group                        8,500          704
                                                ----------
                                                     3,117
                                                ----------
TECHNOLOGY (16.2%)
   Analog Devices*                      9,000          461
   Cisco Systems*                      56,600        2,165
   EMC*                                26,700        1,776
   Intel                               52,800        1,587
   International Business Machines     29,200        2,482
   Linear Technology                   12,000          555
   Micrel*                             12,900          435
   Microsoft*                          54,550        2,366
   Novellus Systems*                   28,200        1,013
   Oracle*                             13,500          392
   Sun Microsystems*                   50,400        1,405
   Sungard Data Systems*               27,000        1,272
   Tellabs                             12,200          689
                                                ----------
                                                    16,598
                                                ----------
TRANSPORTATION (1.0%)
   Southwest Airlines                  30,000        1,006
                                                ----------
Total Common Stocks
     (Cost $70,609)                                 92,849
                                                ----------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (9.0%)
   Morgan Stanley Dean Witter
     6.350%, dated 12/29/00,
     matures 01/02/01,
     repurchase price $9,151,783
     (collateralized by FNMA
     obligations: market value
     $9,328,274)                       $9,145   $    9,145
                                                ----------
Total Repurchase Agreement
     (Cost $9,145)                                   9,145
                                                ----------
Total Investments (100.0%)
   (Cost $79,754)                                  101,994
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.0%)               (30)
                                                ----------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 5,092,992 outstanding
     shares of beneficial interest                  74,929
   Undistributed net investment income                 128
   Accumulated net realized gain on
     investments                                     4,667
   Net unrealized appreciation on
     investments                                    22,240
                                                ----------
Total Net Assets (100.0%)                         $101,964
                                                ----------
                                                ----------
Net Asset Value, Offering and
   Redemption Price Per Share                     $  20.02
                                                ----------
                                                ----------
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (93.7%)
BASIC MATERIALS (3.0%)
   International Paper                  1,300     $     53
                                                ----------
CAPITAL GOODS (9.5%)
   Boeing                                 600           40
   Cooper Industries                    1,000           46
   General Electric                       400           19
   Ingersoll-Rand                       1,000           42
   Textron                                500           23
                                                ----------
                                                       170
                                                ----------
COMMUNICATION SERVICES (4.7%)
   AT&T                                 1,000           17
   SBC Communications                     400           19
   Verizon Communications                 600           30
   WorldCom*                            1,300           18
                                                ----------
                                                        84
                                                ----------
CONSUMER CYCLICALS (8.3%)
   Circuit City Stores                  1,500           17
   Gannett                                500           32
   Sears Roebuck                          800           28
   Target                               1,300           42
   Walt Disney                          1,000           29
                                                ----------
                                                       148
                                                ----------
CONSUMER STAPLES (12.6%)
   Coca-Cola                              400           24
   H.J. Heinz                             500           24
   Hershey Foods                          750           48
   McCormick                              800           29
   Quaker Oats                            400           39
   Sara Lee                             2,500           61
                                                ----------
                                                       225
                                                ----------

--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
ENERGY (5.6%)
   Exxon Mobil                            475     $     41
   Royal Dutch Petroleum, NY Shares       400           24
   Schlumberger                           200           16
   Texaco                                 300           19
                                                ----------
                                                       100
                                                ----------
FINANCE (23.2%)
   American General                       500           41
   American International Group           225           22
   Bank One                               700           26
   Berkshire Hathaway, Cl B*               15           35
   Citigroup                            1,000           51
   Fannie Mae                             600           52
   FleetBoston Financial                  700           26
   Jefferson-Pilot                        500           37
   MGIC Investment                        350           24
   Morgan Stanley Dean Witter             150           12
   Washington Mutual                      600           32
   Wells Fargo                          1,000           56
                                                ----------
                                                       414
                                                ----------
HEALTH CARE (8.6%)
   Abbott Laboratories                    700           34
   Amgen*                                 150           10
   Johnson & Johnson                      250           26
   Merck                                  500           47
   Watson Pharmaceutical*                 700           36
                                                ----------
                                                       153
                                                ----------
TECHNOLOGY (14.2%)
   Adaptec*                             1,500           15
   America Online*                        600           21
   Compaq Computer                      2,000           30
   Computer Sciences*                     500           30

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                       SHARES/FACE
                                      AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
   Hewlett-Packard                        600     $     19
   Intel                                  850           26
   International Business Machines        300           26
   Lucent Technologies                  1,200           16
   Microsoft*                             500           22
   Motorola                             1,000           20
   Palm*                                1,000           28
                                                ----------
                                                       253
                                                ----------
UTILITIES (4.0%)
   Duke Energy                            500           43
   Exelon                                 400           28
                                                ----------
                                                        71
                                                ----------
Total Common Stocks
     (Cost $1,638)                                   1,671
                                                ----------
REPURCHASE AGREEMENT (6.4%)
   Morgan Stanley Dean Witter
     6.300%, dated 12/29/00,
     matures 01/02/01, repurchase
     price $115,229 (collateralized
     by U.S. Treasury Note: market
     value $120,855)                   $  115          115
                                                ----------
Total Repurchase Agreement
     (Cost $115)                                       115
                                                ----------
Total Investments (100.1%)
   (Cost $1,753)                                     1,786
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)               (2)
                                                ----------

--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 164,244 outstanding
     shares of beneficial interest                  $1,754
   Accumulated net realized loss on
     investments                                        (3)
   Net unrealized appreciation on
     investments                                        33
                                                ----------
Total Net Assets (100.0%)                           $1,784
                                                ----------
                                                ----------
Net Asset Value, Offering and
   Redemption Price Per Share                       $10.86
                                                ----------
                                                ----------
* NON-INCOME PRODUCING SECURITY
CL -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                         SHARES   VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (97.7%)
AUSTRALIA (2.5%)
   National Australia Bank             16,265    $     260
   Pasminco*                          105,900           39
                                                ----------
                                                       299
                                                ----------
BELGIUM (0.0%)
   Dexia*                               1,680           --
                                                ----------
FRANCE (12.1%)
   BNP Paribas                          1,900          167
   Coflexip Stena Offshore              1,425          181
   Compagnie Francaise d'Etudes et
     de Construction Technip            1,390          202
   Compagnie de Saint-Gobain              700          110
   ISIS                                 1,000           71
   Lafarge                              3,689          309
   Suez Lyonnaise des Eaux                800          146
   Total Fina Elf                       1,360          202
   Vivendi Universal                      900           59
                                                ----------
                                                     1,447
                                                ----------
GERMANY (8.6%)
   BASF                                 4,800          218
   Bayer                                3,600          190
   Bayerische Hypo-und Vereinsbank      2,900          163
   Bayerische Motoren Werke             4,100          134
   Buderus                              3,200           67
   Deutsche Post*                       2,100           45
   FAG Kugelfischer Georg Schaefer     11,800           81
   Siemens                              1,000          131
                                                ----------
                                                     1,029
                                                ----------

--------------------------------------------------------------------------------
                                         SHARES   VALUE (000)
--------------------------------------------------------------------------------
HONG KONG (2.9%)
   China Mobile*                       19,500    $     107
   Esprit Holdings                     30,000           26
   Li & Fung                           70,000          127
   Sun Hung Kai Properties              9,000           90
                                                ----------
                                                       350
                                                ----------
IRELAND (0.0%)
   Bank of Ireland                        536            5
                                                ----------
ISRAEL (0.3%)
   ECI Telecom                          2,470           35
                                                ----------
ITALY (6.9%)
   Banca Intesa                        34,950          168
   ENI-Ente Nazionale Idrocarburi      39,900          255
   Parmalat Finanziaria               118,200          191
   Saipem                              38,600          211
                                                ----------
                                                       825
                                                ----------
JAPAN (21.0%)
   Canon                                1,400           49
   Daiwa House Industry                13,000           81
   Daiwa Securities Group               6,000           63
   DDI                                     22          106
   Fast Retailing                       1,000          196
   Fuji Heavy Industries               38,400          233
   Hitachi                             10,000           89
   Japan Tobacco                           15          116
   KAO                                  4,300          125
   Kirin Brewery                       11,200          100
   Kyocera                                900           98
   Lawson                                 600           24
   Matsumotokiyoshi                       500           14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
   Matsushita Electric Industrial       9,000    $     215
   Minebea                              8,000           74
   Murata Manufacturing                   600           70
   Olympus Optical                      3,000           52
   Promise                              1,700          121
   Sharp                               14,000          169
   SKY Perfect Communications*              2            3
   Sumitomo Heavy Industries           41,000           64
   TDK                                    300           29
   Tokio Marine & Fire Insurance        7,000           80
   Toshiba                             21,000          141
   Yamada Denki                         1,500          122
   Yokowo                               5,000           81
                                                ----------
                                                     2,515
                                                ----------
NETHERLANDS (7.9%)
   ABN Amro Holding                     5,200          118
   Akzo Nobel                           2,300          124
   Fortis                               6,600          214
   IHC Caland                           4,605          216
   United Services Group               12,345          278
                                                ----------
                                                       950
                                                ----------
NEW ZEALAND (1.1%)
   Fletcher Challenge Building        151,445          131
                                                ----------
NORWAY (1.9%)
   Kvaerner*                            3,981           28
   Petroleum Geo-Services ADR*         14,640          195
                                                ----------
                                                       223
                                                ----------
SINGAPORE (0.7%)
   Oversea-Chinese Banking             11,500           86
                                                ----------


--------------------------------------------------------------------------------
                                         SHARES   VALUE (000)
--------------------------------------------------------------------------------
SOUTH KOREA (0.8%)
   Hite Brewery                         2,300   $       65
   Pohang Iron & Steel ADR              2,000           31
                                                ----------
                                                        96
                                                ----------
SPAIN (5.2%)
   Aguas de Barcelona                   5,757           70
   Altadis                             15,300          237
   SOL Melia                            9,500           98
   Telefonica                           9,700          160
   Union Electrica Fenosa               3,200           59
                                                ----------
                                                       624
                                                ----------
SWEDEN (2.8%)
   Sandvik                              8,400          202
   Swedish Match                       33,900          132
                                                ----------
                                                       334
                                                ----------
SWITZERLAND (3.8%)
   ABB                                    600           64
   Zurich Financial Services              649          391
                                                ----------
                                                       455
                                                ----------
UNITED KINGDOM (19.2%)
   Cable & Wireless                    18,200          246
   Diageo                              30,164          338
   Hanson                              36,500          250
   IMI                                  9,300           33
   Imperial Tobacco Group               4,900           51
   Lloyds TSB Group                    23,445          248
   Marconi                             15,800          170
   Prudential                           8,063          130
   Reckitt Benckiser                   25,062          345

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST DECEMBER 31, 2000

INTERNATIONAL EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
   Rolls-Royce                         17,385    $      52
   Stagecoach Holdings                205,801          203
   Vodafone Group                      61,500          226
                                                ----------
                                                     2,292
                                                ----------
Total Foreign Common Stocks
     (Cost $11,742)                                 11,696
                                                ----------
FOREIGN WARRANTS (0.0%)
   Lafarge                                686            2
                                                ----------
Total Foreign Warrants
     (Cost $0)                                           2
                                                ----------
Total Investments (97.7%)
   (Cost $11,742)                                   11,698
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (2.3%)               274
                                                ----------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,155,930 outstanding
     shares of beneficial interest                  12,460
   Accumulated net investment loss                      (7)
   Accumulated net realized loss
     on investments                                   (452)
   Net unrealized appreciation on
     foreign currency and translation
     of other assets and liabilities in
     foreign currency investments                       15
   Net unrealized depreciation
     on investments                                    (44)
                                                ----------
Total Net Assets (100.0%)                          $11,972
                                                ----------
                                                ----------
Net Asset Value, Offering and
   Redemption Price Per Share                      $ 10.36
                                                ----------
                                                ----------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
At December 31, 2000, sector diversification of the Fund was as follows:

                                        % OF         VALUE
SECTOR DIVERSIFICATION               NET ASSETS      (000)
----------------------               ----------    --------
Banks                                    11.3%     $ 1,349
Electronics                              10.2        1,221
Telephones & Telecommunications          10.1        1,205
Petroleum & Fuel Products                 8.9        1,060
Food, Water & Tobacco                     7.7          924
Construction                              6.8          814
Financial                                 5.9          706
Manufacturing                             4.9          589
Services                                  3.8          453
Chemicals                                 3.3          401
Household Products                        3.1          375
Retail                                    3.1          368
Insurance                                 2.8          330
Distribution & Wholesale                  2.4          289
Metals                                    2.0          234
Leisure                                   1.8          215
Transportation                            1.7          203
Automotive                                1.6          194
Photographic Equipment                    1.4          169
Machinery                                 1.2          145
Real Estate                               1.1          131
Audio/Video                               1.0          118
Computers                                 0.9          110
Aerospace/Defense                         0.5           63
Office Equipment                          0.2           30
                                      ----------  --------
TOTAL FOREIGN COMMON STOCKS              97.7       11,696
FOREIGN WARRANTS                           --            2
                                      ----------  --------
TOTAL INVESTMENTS                        97.7       11,698
OTHER ASSETS AND
   LIABILITIES, NET                       2.3          274
                                      ----------  --------
TOTAL NET ASSETS                        100.0%     $11,972
                                      ----------  --------
                                      ----------  --------
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MID-CAP EQUITY FUND
--------------------------------------------------------------------------------
                                        SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (88.3%)
BASIC MATERIALS (7.0%)
   Bowater                              6,000    $     338
   Potash of Saskatchewan               3,200          251
   Praxair                              5,600          249
   Stillwater Mining*                  21,100          830
                                                ----------
                                                     1,668
                                                ----------
CAPITAL GOODS (6.1%)
   ACT Manufacturing*                  13,800          217
   Jabil Circuit*                       7,950          202
   Optimal Robotics*                   17,450          586
   SPX                                  4,200          454
                                                ----------
                                                     1,459
                                                ----------
COMMUNICATION SERVICES (3.9%)
   Sirius Satellite Radio*              3,800          114
   Western Wireless, Cl A*             18,200          713
   WinStar Communications*              8,080           95
                                                ----------
                                                       922
                                                ----------
CONSUMER CYCLICALS (6.3%)
   American Eagle Outfitters*           7,000          296
   Men's Wearhouse*                    43,950        1,198
                                                ----------
                                                     1,494
                                                ----------
CONSUMER STAPLES (3.6%)
   Hispanic Broadcasting*               5,300          135
   Sensient Technologies               18,600          423
   Suiza Foods*                         6,000          288
                                                ----------
                                                       846
                                                ----------
ENERGY (15.0%)
   Barrett Resources*                   6,200          352
   BJ Services*                         3,200          220
   Bouygues Offshore ADR               10,100          234
   Coflexip Stena Offshore ADR          2,300          145
   Cooper Cameron*                      2,000          132
   Ensco International                  2,700           92
   Global Marine*                       4,200          119


--------------------------------------------------------------------------------
                                        SHARES   VALUE (000)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
   Nabors Industries*                   2,600    $     154
   National-Oilwell*                    4,200          163
   Noble Drilling*                      5,300          230
   Ocean Energy                         8,500          148
   Precision Drilling*                 23,800          894
   Smith International*                 2,500          186
   Stone Energy*                        5,200          336
   Veritas DGC*                         4,400          142
                                                ----------
                                                     3,547
                                                ----------
FINANCE (8.1%)
   Colonial Bancgroup                   5,600           60
   Hibernia, Cl A                      29,700          379
   Marshall & Ilsley                    6,500          330
   North Fork Bancorporation           12,800          314
   Safeco                               5,900          194
   SouthTrust                          15,900          647
                                                ----------
                                                     1,924
                                                ----------
HEALTH CARE (15.0%)
   Barr Laboratories*                   4,500          328
   Chiron*                              3,459          154
   Gilead Sciences*                     1,700          141
   Health Management
     Associates, Cl A*                 37,200          772
   King Pharmaceuticals*               21,621        1,118
   Renal Care Group*                   25,500          699
   Sepracor*                            3,100          248
   Watson Pharmaceutical*               1,900           97
                                                ----------
                                                     3,557
                                                ----------
SERVICES (0.0%)
   Per-Se Technologies*                    25           --
                                                ----------
TECHNOLOGY (21.4%)
   Antec*                               5,800           46
   Caliper Technologies*                4,300          202
   C-Cube Microsystems*                52,900          651
   Commscope*                          11,800          195
   Concurrent Computer*                52,100          280

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

MID-CAP EQUITY FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
   Cree*                                7,200    $     256
   Cypress Semiconductor*               5,100          100
   Efficient Networks*                  7,700          110
   Integrated Circuit Systems*          1,600           27
   Integrated Device Technology*        3,500          116
   Intuit*                              2,800          110
   J.D. Edwards*                        9,400          168
   Sandisk*                             7,800          217
   Sawtek*                             10,900          504
   Scientific-Atlanta                   4,400          143
   Seachange International*            18,100          368
   Stratos Lightwave*                   9,900          169
   Symbol Technologies                 16,650          599
   Virata*                             13,600          148
   Vishay Intertechnology*              5,600           85
   Vitesse Semiconductor*               2,500          138
   Zoran*                              28,200          437
                                                ----------
                                                     5,069
                                                ----------
UTILITIES (1.9%)
   Equitable Resources                  6,700          447
                                                ----------
Total Common Stocks
     (Cost $20,254)                                 20,933
                                                ----------
PREFERRED STOCK (0.3%)
   Winstar Communications,
     Ser A, PIK                         3,600           77
                                                ----------
Total Preferred Stock
     (Cost $127)                                        77
                                                ----------
WARRANTS (0.0%)
   Per-Se Technologies,
     Expires 03/20/01                      34           --
                                                ----------
Total Warrants
     (Cost $0)                                          --
                                                ----------

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (5.9%)
   Affymetrix,
     CV to 16.2602 Shares (A)
     5.000%, 10/01/06                    $150       $  207
   Human Genome Sciences,
     CV to 17.7778 Shares (A)
     5.000%, 02/01/07                     185          263
   Human Genome Sciences,
     CV to 9.1324 Shares (A)
     3.750%, 03/15/07                     280          239
   Millennium Pharmaceuticals,
     CV to 23.7696 Shares (A)
     5.500%, 01/15/07                     210          362
   Sepracor,
     CV to 10.8249 Shares (A)
     5.000%, 02/15/07                     325          336
                                                ----------
Total Convertible Bonds
     (Cost $1,245)                                   1,407
                                                ----------
REPURCHASE AGREEMENT (3.4%)
   Morgan Stanley Dean Witter
     6.300%, dated 12/29/00,
     matures 01/02/01, repurchase
     price $793,930 (collateralized by
     U.S. Treasury Note: market value
     $832,697)                            793          793
                                                ----------
Total Repurchase Agreement
     (Cost $793)                                       793
                                                ----------
Total Investments (97.9%)
   (Cost $22,419)                                   23,210
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (2.1%)               504
                                                ----------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,783,341 outstanding
     shares of beneficial interest                 $19,641
   Accumulated net realized gain
     on investments                                  3,282
   Net unrealized appreciation
     on investments                                    791
                                                ----------
Total Net Assets (100.0%)                          $23,714
                                                ----------
                                                ----------
Net Asset Value, Offering and
   Redemption Price Per Share                      $ 13.30
                                                ----------
                                                ----------
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
PIK -- PAYMENT-IN-KIND
SER -- SERIES
(A) PRIVATE PLACEMENT SECURITY

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

QUALITY GROWTH STOCK FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.7%)
BASIC MATERIALS (3.1%)
   Alcoa                                  840     $     28
   E.I. du Pont de Nemours                302           15
                                                ----------
                                                        43
                                                ----------
CAPITAL GOODS (12.2%)
   Applied Materials*                     188            7
   Caterpillar                            452           21
   General Electric                       945           45
   Honeywell International                 17            1
   Minnesota Mining & Manufacturing       185           22
   Network Appliance*                     185           12
   Procter & Gamble                       214           17
   Tyco International                     358           20
   United Technologies                    321           25
                                                ----------
                                                       170
                                                ----------
COMMUNICATION SERVICES (7.6%)
   BellSouth                              160            7
   Nokia Oyj ADR                          375           16
   Nortel Networks                        455           15
   Qualcomm*                              421           35
   SBC Communications                     348           17
   Sprint (FON Group)                     169            3
   Verizon Communications                 249           12
                                                ----------
                                                       105
                                                ----------
CONSUMER CYCLICALS (11.2%)
   Dollar General                         994           19
   Ford Motor*                            359            8
   Gap                                    467           12
   General Motors                         120            6
   Gillette                               401           15
   Home Depot                             387           18
   McDonald's                             278            9
   Nike, Cl B                             279           16

--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   Wal-Mart Stores                        552     $     29
   Walgreen                               464           19
   Walt Disney                            187            5
                                                ----------
                                                       156
                                                ----------
CONSUMER STAPLES (5.6%)
   Coca-Cola                              324           20
   PepsiCo                                351           17
   Philip Morris                          928           41
                                                ----------
                                                        78
                                                ----------
ENERGY (5.6%)
   Chevron                                 78            7
   Exxon Mobil                            472           41
   Royal Dutch Petroleum, NY Shares       250           15
   Schlumberger                           190           15
                                                ----------
                                                        78
                                                ----------
FINANCE (14.0%)
   American Express                       480           26
   American International Group           334           33
   Bank of America                        175            8
   Bank of New York                       147            8
   Charles Schwab                         773           22
   Citigroup                              579           30
   Fannie Mae                             263           23
   JP Morgan Chase*                       385           17
   Wells Fargo                            477           27
                                                ----------
                                                       194
                                                ----------
HEALTH CARE (16.2%)
   Abbott Laboratories                    199           10
   American Home Products                 200           13
   Amgen*                                 114            7
   Bristol-Myers Squibb                   275           20
   Eli Lilly                              133           12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
   Johnson & Johnson                      410     $     43
   Medtronic                              322           19
   Merck                                  451           42
   Pfizer                               1,036           48
   Schering-Plough                        190           11
                                                ----------
                                                       225
                                                ----------
SERVICE INDUSTRIES (1.9%)
   Paychex                                532           26
                                                ----------
TECHNOLOGY (19.3%)
   America Online*                        298           10
   Brocade Communications System*         155           14
   Cisco Systems*                         824           32
   Computer Associates International      444            9
   Dell Computer*                         269            5
   EMC*                                   383           25
   Intel                                  862           26
   International Business Machines        255           22
   Jabil Circuit*                         396           10
   JDS Uniphase*                          243           10
   Linear Technology                      422           20
   Microsoft*                             659           29
   Oracle*                                723           21
   Sun Microsystems*                      578           16
   Texas Instruments                      408           19
                                                ----------
                                                       268
                                                ----------
Total Common Stocks
     (Cost $1,408)                                   1,343
                                                ----------

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.3%)
   Morgan Stanley Dean Witter
     6.300%, dated 12/29/00,
     matures 01/02/01, repurchase
     price $59,919 (collateralized
     by U.S. Treasury Note:
     market value $62,845)                $60     $     60
                                                ----------
Total Repurchase Agreement
     (Cost $60)                                         60
                                                ----------
Total Investments (101.0%)
   (Cost $1,468)                                     1,403
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (-1.0%)              (14)
                                                ----------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 143,515 outstanding
     shares of beneficial interest                   1,493
   Accumulated net realized loss
     on investments                                    (39)
   Net unrealized depreciation
     on investments                                    (65)
                                                ----------
Total Net Assets (100.0%)                           $1,389
                                                ----------
                                                ----------
Net Asset Value, Offering and
   Redemption Price Per Share                       $ 9.68
                                                ----------
                                                ----------
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.3%)
BASIC MATERIALS (19.0%)
   Agnico-Eagle Mines                   9,400   $       56
   Cambrex                              5,200          235
   Carpenter Technology                 1,000           35
   Celanese                             7,800          143
   Homestake Mining                    10,800           45
   Lesco                                5,100           67
   Lindberg                             5,300           95
   Louisiana-Pacific                   18,563          188
   Olin                                 2,500           55
   PolyOne                              7,400           43
   RPM Ohio                             8,500           73
   Sociedad Quimica y Minera de
     Chile ADR                          4,800          101
   Texas Industries                    11,200          336
   USG                                  2,100           47
   USX-U.S. Steel Group                10,500          189
   Valspar                              2,900           93
   Wausau-Mosinee Paper                 6,800           69
   Wellman                              5,700           81
   Worthington Industries               5,900           48
                                                ----------
                                                     1,999
                                                ----------
CAPITAL GOODS (17.3%)

   A.O. Smith                           4,900           84
   BAE Systems Canada                   4,700           70
   BHA Group Holdings                   4,500           63
   Briggs & Stratton                    2,100           93
   Cummins Engine                       3,700          140
   Fedders                              2,100           10
   Fedders, Cl A                        8,000           33
   Federal Signal                       1,300           26
   Gerber Scientific                   10,400           89
   Intertape Polymer Group              3,900           29
   Kaman, Cl A                          2,300           39
   Lennox International                 8,014           62
   LSI Industries                       8,800          180


--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
   Milacron                             6,500    $     104
   National Service Industries          4,900          126
   Quixote                             10,900          203
   Roper Industries                     3,800          126
   Tecumseh Products, Cl A              2,200           92
   Timken                               5,100           77
   U.S. Industries                     11,200           90
   United Dominion Industries           2,300           28
   York International                   1,800           55
                                                ----------
                                                     1,819
                                                ----------
CONSUMER CYCLICALS (10.4%)
   American Greetings, Cl A            18,300          173
   Bassett Furniture Industries         7,800           88
   Bush Industries, Cl A                3,100           36
   Falcon Products                      3,800           30
   Harman International Industries        600           22
   Moore                               14,000           43
   Movado Group                         8,900          136
   PEP Boys                            34,200          124
   Phillips-Van Heusen                  8,800          114
   Polaroid                            28,200          164
   Standard Register                    6,200           88
   Wolverine World Wide                 4,900           75
                                                ----------
                                                     1,093
                                                ----------
CONSUMER STAPLES (8.3%)
   Aptargroup                           3,700          109
   Ball                                 4,800          221
   Ingles Markets, Cl A                 9,500           96
   Interstate Bakeries                  7,600          107
   Sensient Technologies               12,820          292
   Sturm Ruger                          5,500           52
                                                ----------
                                                       877
                                                ----------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
ENERGY (8.9%)
   Arch Coal                            8,200    $     116
   Fletcher Challenge Energy ADR        2,760          102
   Midcoast Energy Resources            5,400          118
   Penn Virginia                        2,900           96
   Pennzoil-Quaker State               31,200          402
   UGI                                  4,000          101
                                                ----------
                                                       935
                                                ----------
FINANCE (11.1%)
   American Financial Group               800           21
   Annuity and Life Re                  1,700           54
   Colonial Bancgroup                   8,200           88
   Horizon Financial                      700            8
   Klamath First Bancorp                7,400           88
   Mutual Risk Management               5,300           80
   Pacific Northwest Bancorp            1,500           21
   PXRE Group                           5,000           85
   Riggs National of Washington D.C.    2,800           39
   Scottish Annuity & Life Holdings    10,000          120
   Seacoast Banking                     3,200           85
   Student Loan                         2,100          114
   Washington Federal                   2,600           74
   West Coast Bancorp-Oregon            8,976           88
   Westerfed Financial                  6,400          139
   White Mountains Insurance Group        200           64
                                                ----------
                                                     1,168
                                                ----------
HEALTH CARE (4.0%)
   Alpharma, Cl A                       4,100          180
   Carter-Wallace                         800           27
   Mentor                              10,800          211
                                                ----------
                                                       418
                                                ----------

--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
SERVICES (7.9%)
   ABM Industries                       2,100    $      64
   Bowne                                7,800           82
   Chemed                               2,800           94
   Intrawest                            4,300           86
   Pittston Brink's Group              25,500          507
                                                ----------
                                                       833
                                                ----------
TECHNOLOGY (3.2%)
   Dallas Semiconductor                 4,300          110
   Helix Technology                     4,300          102
   Pioneer Standard Electronics         4,000           44
   Woodhead Industries                  3,800           75
                                                ----------
                                                       331
                                                ----------
TRANSPORTATION (2.9%)
   Knightsbridge Tankers                3,000           66
   Oshkosh Truck                        1,300           57
   USFreightways                        3,000           90
   Wabash National                     10,200           88
                                                ----------
                                                       301
                                                ----------
UTILITIES (2.3%)
   NUI                                  1,600           51
   Piedmont Natural Gas                 1,700           65
   Western Resources                    5,200          129
                                                ----------
                                                       245
                                                ----------
Total Common Stocks
     (Cost $10,047)                                 10,019
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

SMALL CAP VALUE EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.9%)
   Morgan Stanley Dean Witter
     6.300%, dated 12/29/00,
     matures 01/02/01, repurchase
     price $413,282 (collateralized
     by U.S. Treasury Note:
     market value $433,463)              $413   $      413
                                                ----------
Total Repurchase Agreement
     (Cost $413)                                       413
                                                ----------
Total Investments (99.2%)
   (Cost $10,460)                                   10,432
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.8%)                81
                                                ----------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,152,598 outstanding
     shares of beneficial interest                  12,187
   Undistributed net investment income                  20
   Accumulated net realized loss
     on investments                                 (1,666)
   Net unrealized depreciation
     on investments                                    (28)
                                                ----------
Total Net Assets (100.0%)                       $   10,513
                                                ----------
                                                ----------
Net Asset Value, Offering and
   Redemption Price Per Share                   $     9.12
                                                ----------
                                                ----------
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.8%)
BASIC MATERIALS (10.0%)
   Alcoa                               49,100     $  1,645
   International Paper                 40,000        1,632
   Praxair                             38,000        1,686
   Rohm & Haas                         49,900        1,812
                                                ----------
                                                     6,775
                                                ----------
CAPITAL GOODS (17.0%)
   Cooper Industries                   15,000          689
   Dover                               42,200        1,712
   Emerson Electric                    20,500        1,616
   General Dynamics                    18,700        1,459
   Honeywell International             25,700        1,216
   Hubbell, Cl B                       27,000          715
   Ingersoll-Rand                      19,300          808
   Minnesota Mining & Manufacturing     5,800          699
   Rockwell International              32,300        1,538
   Sonoco Products                     23,300          504
   W.W. Grainger                       14,300          522
                                                ----------
                                                    11,478
                                                ----------
COMMUNICATION SERVICES (8.8%)
   Alltel                              25,400        1,586
   CenturyTel                          19,900          711
   SBC Communications                  32,300        1,542
   Sprint (FON Group)                  28,200          573
   Verizon Communications              30,790        1,543
                                                ----------
                                                     5,955
                                                ----------
CONSUMER CYCLICALS (6.4%)
   Fortune Brands                      22,300          669
   Gannett                             25,600        1,614
   Genuine Parts                       24,700          647
   McGraw-Hill                         23,700        1,389
                                                ----------
                                                     4,319
                                                ----------


--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (5.0%)
   Conagra Foods                       38,600     $  1,004
   Kimberly-Clark                      17,800        1,258
   PepsiCo                             22,500        1,115
                                                ----------
                                                     3,377
                                                ----------
ENERGY (10.8%)
   BP Amoco ADR                        28,200        1,350
   Conoco, Cl B                        88,472        2,560
   Exxon Mobil                         24,300        2,113
   Texaco                              10,800          671
   Unocal                              14,800          573
                                                ----------
                                                     7,267
                                                ----------
FINANCE (20.0%)
   Allstate                            27,200        1,185
   American General                    16,400        1,337
   Amsouth Bancorporation              32,604          497
   Bank of America                     30,800        1,413
   Chubb                               13,000        1,125
   Citigroup                           40,600        2,073
   FleetBoston Financial               40,029        1,504
   JP Morgan Chase                     34,925        1,587
   Keycorp                             25,100          703
   PNC Financial Services Group        20,000        1,461
   Torchmark                           15,700          603
                                                ----------
                                                    13,488
                                                ----------
HEALTH CARE (4.3%)
   Baxter International                16,400        1,448
   Pharmacia                           23,737        1,448
                                                ----------
                                                     2,896
                                                ----------
SERVICE INDUSTRIES (0.5%)
   H&R Block                            8,500          352
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

VALUE INCOME STOCK FUND--CONCLUDED
--------------------------------------------------------------------------------
                                      SHARES/FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (4.3%)
   Avnet                               36,900   $      793
   Compaq Computer                     46,300          697
   International Business Machines     16,600        1,411
                                                ----------
                                                     2,901
                                                ----------
UTILITIES (4.7%)
   Coastal                             16,200        1,431
   Duke Energy                         14,800        1,262
   Scana                               17,390          514
                                                ----------
                                                     3,207
                                                ----------
Total Common Stocks
     (Cost $53,211)                                 62,015
                                                ----------
REPURCHASE AGREEMENT (8.2%)
   Morgan Stanley Dean Witter
     6.350%, dated  12/29/00,
     matures 01/02/01,
     repurchase price $5,556,389
     (collateralized by FNMA
     obligations: market value
     $5,680,368)                       $5,552        5,552
                                                ----------
Total Repurchase Agreement
     (Cost $5,552)                                   5,552
                                                ----------
Total Investments (100.0%)
   (Cost $58,763)                                   67,567
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.0%)                27
                                                ----------

--------------------------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 5,174,627 outstanding
     shares of beneficial interest                 $73,204
   Undistributed net investment income                 221
   Accumulated net realized loss
     on investments                                (14,635)
   Net unrealized appreciation
     on investments                                  8,804
                                                ----------
Total Net Assets (100.0%)                       $   67,594
                                                ----------
                                                ----------
Net Asset Value, Offering and
   Redemption Price Per Share                   $    13.06
                                                ----------
                                                ----------
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (12.6%)
   U.S. Treasury Bonds
     8.750%, 08/15/20                    $100    $     137
     7.500%, 11/15/16                     800          965
     6.250%, 05/15/30                     925        1,033
                                                ----------
Total U.S. Treasury Obligations
     (Cost $1,980)                                   2,135
                                                ----------
CORPORATE OBLIGATIONS (58.9%)
COMMUNICATIONS EQUIPMENT (0.9%)
   Motorola
     7.625%, 11/15/10                     150          154
                                                ----------
CONSUMER CYCLICALS (3.7%)
   Avon Products
     7.150%, 11/15/09                     200          201
   May Department Stores
     7.900%, 10/15/07                     400          416
                                                ----------
                                                       617
                                                ----------
FINANCE (21.9%)
   Aristar
     7.250%, 06/15/06                     500          511
   Countrywide Home Loan
     6.850%, 06/15/04                     300          301
   Countrywide Home Loan, MTN, Ser F
     6.510%, 02/11/05                     300          296
   Finova Capital
     7.250%, 11/08/04                     250          150
     7.250%, 07/12/06                     500          288
   Finova Capital, MTN, Ser E
     7.300%, 09/22/03                     550          321
   Ford Credit
     7.600%, 08/01/05                     500          513
   General Electric Capital, Ser A
     6.500%, 12/10/07                     500          505
   Household Finance
     7.200%, 07/15/06                     450          456



--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   FINANCE (CONTINUED)
   Morgan Stanley Dean Witter,
     MTN, Ser C
     7.125%, 08/15/03                    $350   $      357
                                                ----------
                                                     3,698
                                                ----------
INDUSTRIAL (6.3%)
   Cooper Tire & Rubber
     7.750%, 12/15/09                     300          261
   Emerson Electric
     7.125%, 08/15/10                     100          106
   Marriot International, Ser C
     7.875%, 09/15/09                     350          363
   Philip Morris
     7.500%, 04/01/04                      50           51
   Tribune
     7.450%, 10/15/09                     175          181
   United Technology
     7.125%, 11/15/10                     100          105
                                                ----------
                                                     1,067
                                                ----------
INSURANCE (16.5%)
   Aon
     6.900%, 07/01/04                     650          652
   Conseco
     8.750%, 02/09/04                     800          584
     6.800%, 06/15/05                     465          293
     6.400%, 06/15/01                     200          194
   ING Groep
     8.000%, 10/30/06                     280          297
     6.500%, 11/15/08                     350          341
   Provident
     7.000%, 07/15/18                     500          423
                                                ----------
                                                     2,784
                                                ----------
INVESTMENT BANKERS/BROKER DEALERS (4.1%)
   Donaldson, Lufkin & Jenrette,  MTN
     6.150%, 05/04/04                     200          198
   Paine Webber Group, MTN
     6.020%, 04/22/02                     500          500
                                                ----------
                                                       698
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

INVESTMENT GRADE BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (2.4%)
   Computer Science
     7.500%, 08/08/05                 $   400    $     413
                                                ----------
UTILITIES (3.1%)
   Florida Power & Light
     5.875%, 04/01/09                     550          518
                                                ----------
Total Corporate Obligations
     (Cost $10,835)                                  9,949
                                                ----------
U.S. GOVERNMENT AGENCY-BACKED OBLIGATIONS (18.4%)
   FHLMC
     7.375%, 05/15/03                   1,000        1,039
     5.750%, 03/15/09                     975          957
   FNMA
     7.125%, 01/15/30                   1,000        1,116
                                                ----------
Total U.S. Government Agency-Backed Obligations
     (Cost $2,880)                                   3,112
                                                ----------
MORTGAGE-BACKED OBLIGATION (4.8%)
   Commercial,  Ser 1999-1, Cl A2
     6.455%, 06/15/08                     800          802
                                                ----------
Total Mortgage-Backed Obligation
     (Cost $743)                                       802
                                                ----------
REPURCHASE AGREEMENT (3.6%)
   Morgan Stanley Dean Witter
     6.300%, dated 12/29/00,
     matures 01/02/01, repurchase
     price $608,668 (collateralized
     by U.S. Treasury Note:
     market value $638,388)               608          608
                                                ----------
Total Repurchase Agreement
     (Cost $608)                                       608
                                                ----------
Total Investments (98.3%)
   (Cost $17,046)                                   16,606
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (1.7%)               284
                                                ----------

--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,742,619 outstanding
     shares of beneficial interest                 $18,104
   Accumulated net realized loss
     on investments                                   (774)
   Net unrealized depreciation
     on investments                                   (440)
                                                ----------
Total Net Assets (100.0%)                          $16,890
                                                ----------
                                                ----------
Net Asset Value, Offering and
   Redemption Price Per Share                      $  9.69
                                                ----------
                                                ----------
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                            QUALITY  SMALL CAP   VALUE
                                             CAPITAL      GROWTH    INTERNATIONAL  MID-CAP   GROWTH    VALUE     INCOME INVESTMENT
                                           APPRECIATION AND INCOME     EQUITY      EQUITY    STOCK    EQUITY     STOCK    GRADE
                                               FUND        FUND         FUND        FUND      FUND      FUND      FUND   BOND FUND
                                           ------------ ----------  -------------  -------  -------  ---------   ------ ----------
Investment Income:
   Interest Income ........................   $  553       $  3          $ 28       $  96     $  3     $  26    $  383    $1,344
   Dividend Income ........................      987         14           321         182        6       262     1,844        --
   Less: Foreign Taxes Withheld ...........       --         --           (30)         --       --        --        --       --
                                             -------      -----        ------      ------   ------    ------   -------    ------
       Total Investment Income ............    1,540         17           319         278        9       288     2,227     1,344
                                             -------      -----        ------      ------   ------    ------   -------    ------
Expenses:
   Investment Advisory Fees ...............    1,340          8           165         329        6       114       603       136
   Administrator Fees .....................       63         63            75          63       63        63        63        63
   Custody Fees ...........................       60         --            20          15       --         5        37         9
   Transfer Agent Fees ....................       37         --             6           9       --         4        24         6
   Professional Fees ......................       78          1            12          21        1         8        47        11
   Trustee Fees ...........................        7         --             1           2       --        --         4         1
   Printing Expenses ......................       24         --             3           6       --         2        14         4
   Pricing Fees ...........................        3         --             6           1       --        --         2         1
   Insurance and Other Fees ...............        2          2            10          --        1        --         3        --
                                             -------      -----        ------      ------   ------    ------   -------    ------
   Total Expenses .........................    1,614         74           298         446       71       196       797       231
   Less: Investment Advisory
     Fees Waived ..........................     (274)        (8)          (69)       (117)      (6)      (76)      (82)     (93)
   Less: Reimbursements from Adviser ......       --        (55)           --          --      (57)       --        --       --
                                             -------      -----        ------      ------   ------    ------   -------    ------
   Net Expenses ...........................    1,340         11           229         329        8       120       715       138
                                             -------      -----        ------      ------   ------    ------   -------    ------
   Net Investment Income (Loss) ...........      200          6            90         (51)       1       168     1,512     1,206
                                             -------      -----        ------      ------   ------    ------   -------    ------
   Net Realized Gain (Loss) on
     Securities Sold ......................    6,147         (3)         (438)      3,331      (39)       60   (12,880)     (361)
   Net Realized Loss on Foreign
     Currency Transactions ................       --         --           (14)         --       --        --        --        --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ........   (2,545)        33          (290)     (3,604)     (65)    1,287    16,114       181
   Net Change in Unrealized Appreciation
     on Foreign Currency and Translation
     of Other Assets and Liabilities
     in Foreign Currency ..................       --         --            24          --       --        --        --       --
                                             -------      -----        ------      ------   ------    ------   -------    ------
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Foreign Currency .................    3,602         30          (718)       (273)    (104)    1,347     3,234      (180)
                                             -------      -----        ------      ------   ------    ------   -------    ------
Net Increase (Decrease) in Net Assets
   from Operations ........................  $ 3,802      $  36        $ (628)     $ (324)  $ (103)   $1,515   $ 4,746    $1,026
                                             -------      -----        ------      ------   ------    ------   -------    ------
                                             -------      -----        ------      ------   ------    ------   -------    ------

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE PERIODS ENDED DECEMBER 31,

                                                     CAPITAL APPRECIATION          GROWTH AND           INTERNATIONAL
                                                             FUND                  INCOME FUND           EQUITY FUND
                                                     --------------------   ----------------------- ---------------------
                                                     01/01/00-  01/01/99-   01/01/00-  12/30/99(1)- 01/01/00-   01/01/99-
                                                     12/31/00   12/31/99    12/31/00     12/31/99   12/31/00    12/31/99
                                                     --------   --------    --------   -----------  --------    --------
Operations:
   Net Investment Income (Loss) ................      $  200     $  245    $      6     $    --     $   90      $   79
   Net Realized Gain (Loss) on Investments
     and Foreign Currency Transactions .........       6,147      4,287          (3)         --       (452)      2,770
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .............      (2,545)     5,562          33          --       (290)     (1,281)
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currency
     and Translation of Other Assets and
     Liabilities in Foreign Currency ...........          --         --          --          --         24         (11)
                                                    --------   --------     -------       -----    -------     -------
   Net Increase (Decrease) in Net Assets
     from Operations ...........................       3,802     10,094          36          --       (628)      1,557
                                                    --------   --------     -------       -----    -------     -------
Distributions to Shareholders:
   Net Investment Income .......................        (166)      (275)         (6)         --         --         (93)
   Capital Gains ...............................      (4,619)    (8,721)         --          --     (2,945)       (271)
                                                    --------   --------     -------       -----    -------     -------
   Total Distributions .........................      (4,785)    (8,996)         (6)         --     (2,945)       (364)
                                                    --------   --------     -------       -----    -------     -------
Capital Transactions:
   Proceeds from Shares Issued .................       1,006     24,657       1,812          10        611       2,079
   Reinvestment of Cash Distributions ..........       4,785      8,996           6          --      2,945         364
   Cost of Shares Repurchased ..................     (36,916)    (6,239)        (74)         --     (6,279)     (4,294)
                                                    --------   --------     -------       -----    -------     -------
   Increase (Decrease) in Net Assets from
     Capital Transactions ......................     (31,125)    27,414       1,744          10     (2,723)     (1,851)
                                                    --------   --------     -------       -----    -------     -------
   Total Increase (Decrease) in Net Assets .....     (32,108)    28,512       1,774          10     (6,296)       (658)
                                                    --------   --------     -------       -----    -------     -------
Net Assets:
   Beginning of Period .........................     134,072    105,560          10          --     18,268      18,926
                                                    --------   --------     -------       -----    -------     -------
   End of Period ...............................    $101,964   $134,072     $ 1,784       $  10    $11,972     $18,268
                                                    --------   --------     -------       -----    -------     -------
                                                    --------   --------     -------       -----    -------     -------
Shares Issued and Redeemed:
   Shares Issued ...............................          49      1,202         169           1         48         156
   Shares Issued in Lieu of Cash Distributions .         223        460           1          --        287          27
   Shares Redeemed .............................      (1,793)      (314)         (7)         --       (490)       (322)
                                                    --------   --------     -------       -----    -------     -------
   Net Share Transactions ......................      (1,521)     1,348         163           1       (155)       (139)
                                                    --------   --------     -------       -----    -------     -------
                                                    --------   --------     -------       -----    -------     -------

                                                              MID-CAP              QUALITY GROWTH           SMALL CAP VALUE
                                                           EQUITY FUND               STOCK FUND               EQUITY FUND
                                                       --------------------     -----------------------   -------------------
                                                       01/01/00-  01/01/99-     01/01/00- 12/30/99 (1)-   01/01/00- 01/01/99-
                                                       12/31/00   12/31/99      12/31/00   12/31/99       12/31/00  12/31/99
                                                       ---------  ---------     --------  -------------   --------- ---------
Operations:
   Net Investment Income (Loss) ................     $    (51) $    (57)$            1    $   --       $    168  $    143
   Net Realized Gain (Loss) on Investments
     and Foreign Currency Transactions .........        3,331     2,943            (39)       --             60    (1,194)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .............       (3,604)      789            (65)       --          1,287       349
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currency
     and Translation of Other Assets and
     Liabilities in Foreign Currency ...........           --        --             --        --             --        --
                                                      -------   -------        -------     -----        -------   -------
   Net Increase (Decrease) in Net Assets
     from Operations ...........................         (324)    3,675           (103)       --          1,515      (702)
                                                      -------   -------        -------     -----        -------   -------
Distributions to Shareholders:
   Net Investment Income .......................           --        --             (1)       --           (165)     (146)
   Capital Gains ...............................       (2,878)     (475)            --        --             --        --
                                                      -------   -------        -------     -----        -------   -------
   Total Distributions .........................       (2,878)     (475)            (1)       --           (165)     (146)
                                                      -------   -------        -------     -----        -------   -------
Capital Transactions:
   Proceeds from Shares Issued .................          800     1,583          1,499        10            954     1,442
   Reinvestment of Cash Distributions ..........        2,878       475              1        --            165       146
   Cost of Shares Repurchased ..................       (7,506)   (5,589)           (17)       --         (3,003)   (2,838)
                                                      -------   -------        -------     -----        -------   -------
   Increase (Decrease) in Net Assets from
     Capital Transactions ......................       (3,828)   (3,531)         1,483        10         (1,884)   (1,250)
                                                      -------   -------        -------     -----        -------   -------
   Total Increase (Decrease) in Net Assets .....       (7,030)     (331)         1,379        10           (534)   (2,098)
                                                      -------   -------        -------     -----        -------   -------
Net Assets:
   Beginning of Period .........................       30,744    31,075             10        --         11,047    13,145
                                                      -------   -------        -------     -----        -------   -------
   End of Period ...............................      $23,714   $30,744        $ 1,389     $  10        $10,513   $11,047
                                                      -------   -------        -------     -----        -------   -------
                                                      -------   -------        -------     -----        -------   -------
Shares Issued and Redeemed:
   Shares Issued ...............................           51       117            144         1            125       180
   Shares Issued in Lieu of Cash Distributions .          181        35             --        --             21        19
   Shares Redeemed .............................         (472)     (420)            (1)       --           (379)     (363)
                                                      -------   -------        -------     -----        -------   -------
   Net Share Transactions ......................         (240)     (268)           143         1           (233)     (164)
                                                      -------   -------        -------     -----        -------   -------
                                                      -------   -------        -------     -----        -------   -------

                                                             VALUE INCOME          INVESTMENT GRADE
                                                              STOCK FUND               BOND FUND
                                                          --------------------    --------------------
                                                          01/01/00-  01/01/99-    01/01/00-  01/01/99-
                                                          12/31/00   12/31/99     12/31/00   12/31/99
                                                          ---------  ---------    ---------  ---------
Operations:
   Net Investment Income (Loss) ................        $ 1,512    $ 2,082      $ 1,206    $ 1,198
   Net Realized Gain (Loss) on Investments
     and Foreign Currency Transactions .........        (12,880)     4,217         (361)      (403)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .............         16,114     (9,964)         181     (1,128)
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currency
     and Translation of Other Assets and
     Liabilities in Foreign Currency ...........             --         --           --         --
                                                       --------   --------      -------    -------
   Net Increase (Decrease) in Net Assets
     from Operations ...........................          4,746     (3,665)       1,026       (333)
                                                       --------   --------      -------    -------
Distributions to Shareholders:
   Net Investment Income .......................         (1,493)    (2,105)      (1,206)    (1,196)
   Capital Gains ...............................         (5,919)    (8,555)          --       (262)
                                                       --------   --------      -------    -------
   Total Distributions .........................         (7,412)   (10,660)      (1,206)    (1,458)
                                                       --------   --------      -------    -------
Capital Transactions:
   Proceeds from Shares Issued .................          2,493     12,332        1,148      7,882
   Reinvestment of Cash Distributions ..........          7,412     10,660        1,206      1,458
   Cost of Shares Repurchased ..................        (41,386)    (5,685)      (7,017)    (5,052)
                                                       --------   --------      -------    -------
   Increase (Decrease) in Net Assets from
     Capital Transactions ......................        (31,481)    17,307       (4,663)     4,288
                                                       --------   --------      -------    -------
   Total Increase (Decrease) in Net Assets .....        (34,147)     2,982       (4,843)     2,497
                                                       --------   --------      -------    -------
Net Assets:
   Beginning of Period .........................        101,741     98,759       21,733     19,236
                                                       --------   --------      -------    -------
   End of Period ...............................       $ 67,594   $101,741      $16,890    $21,733
                                                       --------   --------      -------    -------
                                                       --------   --------      -------    -------
Shares Issued and Redeemed:
   Shares Issued ...............................            196        800          121        772
   Shares Issued in Lieu of Cash Distributions .            612        734          126        146
   Shares Redeemed .............................         (3,323)      (392)        (737)      (504)
                                                       --------   --------      -------    -------
   Net Share Transactions ......................         (2,515)     1,142         (490)       414
                                                       --------   --------      -------    -------
                                                       --------   --------      -------    -------


Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commenced operations on December 30, 1999.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    30 & 31

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  FOR THE PERIODS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                  NET           NET REALIZED AND
                          NET ASSET VALUE,    INVESTMENT   UNREALIZED GAINS (LOSSES)   DISTRIBUTIONS FROM     DISTRIBUTIONS FROM
                        BEGINNING OF PERIOD  INCOME (LOSS)      ON INVESTMENTS       NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                        -------------------  ------------- ------------------------- ---------------------  ----------------------
CAPITAL APPRECIATION FUND
           2000                  $20.27        $ 0.03               $0.65                   $(0.03)               $(0.90)
           1999                   20.04          0.04                1.65                    (0.04)                (1.42)
           1998                   17.27          0.07                4.54                    (0.08)                (1.76)
           1997                   13.06          0.10                4.63                    (0.10)                (0.42)
           1996                   10.66          0.12                2.40                    (0.12)                   --

GROWTH AND INCOME FUND
           2000                  $10.00        $ 0.07              $ 0.86                   $(0.07)               $   --
           1999 (1)               10.00            --                  --                       --                    --

INTERNATIONAL EQUITY FUND
           2000                  $13.93        $ 0.08              $(0.58)                  $   --                $(3.07)
           1999                   13.05          0.03                1.11                    (0.07)                (0.19)
           1998                   11.87          0.10                1.17                    (0.01)                (0.08)
           1997                   10.16          0.03                1.68                       --                    --
           1996 (2)               10.00          0.01                0.16                    (0.01)                   --

MID-CAP EQUITY FUND
           2000                  $15.20        $(0.04)             $(0.13)                  $   --                $(1.73)
           1999                   13.56         (0.03)               1.90                       --                 (0.23)
           1998                   13.97            --                0.70                       --                 (1.11)
           1997                   11.86         (0.01)               2.64                    (0.01)                (0.51)
           1996                   10.27          0.06                1.59                    (0.06)                   --

QUALITY GROWTH STOCK  FUND
           2000                  $10.00        $ 0.02              $(0.32)                  $(0.02)               $   --
           1999 (1)               10.00            --                  --                       --                    --

SMALL CAP VALUE EQUITY FUND
           2000                  $ 7.97        $ 0.14              $ 1.15                   $(0.14)               $   --
           1999                    8.48          0.10               (0.51)                   (0.10)                   --
           1998                    9.77          0.12               (1.30)                   (0.11)                   --
           1997 (3)               10.00          0.03               (0.23)                   (0.03)                   --

VALUE INCOME STOCK FUND
           2000                  $13.23        $ 0.26              $ 0.98                   $(0.26)               $(1.15)
           1999                   15.08          0.29               (0.63)                   (0.29)                (1.22)
           1998                   15.21          0.27                1.02                    (0.28)                (1.14)
           1997                   12.41          0.28                3.02                    (0.28)                (0.22)
           1996                   10.67          0.23                1.74                    (0.23)                   --

INVESTMENT GRADE BOND FUND
           2000                  $ 9.73        $ 0.62              $(0.04)                  $(0.62)               $   --
           1999                   10.58          0.56               (0.73)                   (0.56)                (0.12)
           1998                   10.19          0.54                0.39                    (0.54)                   --
           1997                    9.92          0.58                0.27                    (0.58)                   --
           1996                   10.25          0.54               (0.33)                   (0.54)                   --


                                                                                                                    RATIO OF
                                                                                                RATIO OF          EXPENSES TO
                            NET ASSET                   NET ASSETS,         RATIO OF          NET INVESTMENT   AVERAGE NET ASSETS
                            VALUE, END    TOTAL            END OF          EXPENSES TO       INCOME (LOSS) TO  (EXCLUDING WAIVERS
                            OF PERIOD    RETURN+        PERIOD (000)    AVERAGE NET ASSETS  AVERAGE NET ASSETS AND REIMBURSEMENTS)
                            ---------    -------        ------------    ------------------  ------------------ -------------------
CAPITAL APPRECIATION FUND
           2000               $20.02        3.07%         $101,964           1.15%                  0.17%            1.38%
           1999                20.27        8.73           134,072           1.15                   0.20             1.36
           1998                20.04       28.97           105,560           1.15                   0.43             1.41
           1997                17.27       36.54            61,877           1.15                   0.70             1.60
           1996                13.06       23.75            25,189           1.15                   1.15             2.43

GROWTH AND INCOME FUND
           2000               $10.86        9.32%          $ 1,784           1.20%                  0.69%            8.04%
           1999 (1)            10.00          --                10           1.20                     --             1.20

INTERNATIONAL EQUITY FUND
           2000               $10.36       (3.43)%        $ 11,972           1.60%                  0.64%            2.08%
           1999                13.93        8.81            18,268           1.60                   0.42             1.99
           1998                13.05       10.80            18,926           1.60                   0.63             2.07
           1997                11.87       16.84            13,847           1.60                   0.41             2.93
           1996 (2)            10.16        1.70               995           1.60                   1.83            31.39

MID-CAP EQUITY FUND
           2000               $13.30       (2.93)%        $ 23,714           1.15%                 (0.18)%           1.56%
           1999                15.20       14.00            30,744           1.15                  (0.20)            1.50
           1998                13.56        7.16            31,075           1.15                  (0.29)            1.53
           1997                13.97       22.23            23,913           1.15                  (0.07)            1.77
           1996                11.86       16.05            14,294           1.15                   0.58             2.79

QUALITY GROWTH STOCK  FUND
           2000               $ 9.68       (3.03)%         $ 1,389           1.30%                  0.09%           11.54%
           1999 (1)            10.00          --                10           1.30                     --             1.30

SMALL CAP VALUE EQUITY FUND
           2000               $ 9.12       16.37%         $ 10,513           1.20%                  1.69%            1.96%
           1999                 7.97       (4.78)           11,047           1.20                   1.23             1.83
           1998                 8.48      (12.18)           13,145           1.20                   1.23             1.89
           1997 (3)             9.77       (2.05)            7,563           1.20                   1.62             2.66

VALUE INCOME STOCK FUND
           2000               $13.06       10.43%         $ 67,594           0.95%                  2.01%            1.06%
           1999                13.23       (3.00)          101,741           0.95                   1.95             0.96
           1998                15.08        9.69            98,759           0.95                   1.90             1.11
           1997                15.21       26.82            72,747           0.95                   2.09             1.23
           1996                12.41       18.64            31,216           0.95                   2.45             1.95

INVESTMENT GRADE BOND FUND
           2000               $ 9.69        6.32%         $ 16,890           0.75%                  6.54%            1.26%
           1999                 9.73       (1.67)           21,733           0.75                   5.56             1.19
           1998                10.58        9.38            19,236           0.75                   5.19             1.34
           1997                10.19        8.84             9,902           0.75                   5.81             1.58
           1996                 9.92        2.29             8,039           0.75                   5.54             2.78


                            RATIO OF
                         NET INVESTMENT
                         INCOME (LOSS) TO
                        AVERAGE NET ASSETS      PORTFOLIO
                        EXCLUDING WAIVERS      TURNOVER
                        AND REIMBURSEMENTS)       RATE
                        -----------------      ---------
CAPITAL APPRECIATION FUND
           2000               (0.06)%           105%
           1999               (0.01)            168
           1998                0.17             219
           1997                0.25             196
           1996               (0.13)            148

GROWTH AND INCOME FUND
           2000               (6.15)%            34%
           1999 (1)              --              --

INTERNATIONAL EQUITY FUND
           2000                0.16%            126%
           1999                0.03             207
           1998                0.16             129
           1997               (0.92)             99
           1996 (2)          (27.96)             --

MID-CAP EQUITY FUND
           2000               (0.59)%           106%
           1999               (0.55)            122
           1998               (0.67)             92
           1997               (0.69)            139
           1996               (1.06)            140

QUALITY GROWTH STOCK  FUND
           2000              (10.15)%            30%
           1999 (1)              --              --

SMALL CAP VALUE EQUITY FUND
           2000                0.93%             72%
           1999                0.60              63
           1998                0.54              49
           1997 (3)            0.16               4

VALUE INCOME STOCK FUND
           2000                1.90%             72%
           1999                1.94              80
           1998                1.74              76
           1997                1.81             105
           1996                1.45              80

INVESTMENT GRADE BOND FUND
           2000                6.03%            123%
           1999                5.12             243
           1998                4.60             183
           1997                4.98             219
           1996                3.51             303

 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on December 30, 1999. All ratios for the period have been annualized.
(2) Commenced operations on November 7, 1996. All ratios for the period have been annualized.
(3) Commenced operations on October 22, 1997. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32 & 33

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

1. Organization:

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eight funds: the Capital Appreciation Fund, the Growth and Income Fund, the International Equity Fund, the Mid-Cap Equity Fund, the Quality Growth Stock Fund, the Small Cap Value Equity Fund, the Value Income Stock Fund (collectively "the Equity Funds") and the Investment Grade Bond Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objective, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with accounting principles generally accepted in the United States.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are valued at the last quoted sales price, if readily available for such equity securities, on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund are valued based upon quotations from the primary market in which they are traded.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price.

     Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     Securities for which market quotations are not readily available, of which there are none as of December 31, 2000, are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares. The offering price per share for the shares of the Equity Funds and the Investment Grade Bond Fund is the net asset value per share.

     FOREIGN CURRENCY TRANSACTIONS -- With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     o market value of investment securities, assets and liabilities at the current rate of exchange; and

     o purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Investment Grade Bond Fund are declared daily and paid monthly to shareholders. Distributions from net investment income for the Capital Appreciation Fund, the Growth and Income Fund, the Mid-Cap Equity Fund, the Quality Growth Stock Fund, the Small Cap Value Equity Fund and the Value Income Stock Fund are declared and paid quarterly to shareholders. Distributions from net investment income for the International Equity Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

     OTHER -- Expenses related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:

                         UNDISTRIBUTED
                         NET INVESTMENT   ACCUMULATED
                          INCOME/(LOSS)  REALIZED GAIN/  PAID-IN-CAPITAL
                              (000)       (LOSS) (000)         (000)
                         --------------  --------------  ---------------
     Capital Appreciation
       Fund.............    $  64             $ --           $  (64)
     International Equity
        Fund............      (40)              40               --
     Mid-Cap Equity Fund       46              (46)              --

     These reclassification have no effect on net assets or net asset values per share.

--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Administration and Distribution Agreements:

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to an administration agreement (the "Administration Agreement") dated August 18, 1995 as amended November 19, 1997 and March 1, 1999. Under the terms of the Administration Agreement the Administrator is entitled to a fee, subject to a minimum, (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Funds) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion, and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated August 2, 1995 under which Federated Serv-ices Company provides transfer agency services to the Trust.

The Trust and SEI Investments Distribution Co. ("the Distributor") are parties to a Distribution Agreement dated August 18, 1995. The Distributor receives no fees for its services under this agreement.

4. Investment Advisory Agreement:

Investment  advisory  services  are  provided  to the  Trust by  Trusco  Capital
Management, Inc. ("Trusco"). Under the terms of the investment advisory agreement, Trusco is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate of 1.15%, .90%, 1.25%, 1.15%, 1.00%, 1.15%,
 .80%, and .74% of the average daily net assets of the Capital Appreciation Fund, Growth and Income Fund, International Equity Fund, Mid-Cap Equity Fund, Quality Growth Stock Fund, Small Cap Value Equity Fund, Value Income Stock Fund, and Investment Grade Bond Fund, respectively. Trusco has voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Effective June 30, 2000, SunTrust Banks, Inc.  reorganized all of the investment
management   functions  of  its  three  institutional  money  management  units, including SunTrust Bank, into Trusco Capital Management, Inc.

SunTrust Bank, Atlanta acts as Custodian for all the Funds except the International Equity Fund which has a custodian agreement with the Bank of New York. Fees of the Custodian are paid on the basis of net assets. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

5. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services the Distributor received $7,858 for the year ended December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the year ended December 31, 2000, were as follows:

                                             U.S. GOVT.  U.S. GOVT.
                          PURCHASES  SALES   PURCHASES     SALES
                            (000)    (000)     (000)       (000)
                          ---------  -----   ----------  ----------
Capital Appreciation Fund  $115,110 $152,672 $     --     $   --
Growth and Income Fund        1,958      317       --         --
International Equity Fund    16,698   18,499       --         --
Mid-Cap Equity Fund          28,909   35,405       --         --
Quality Growth Stock Fund     1,637      190       --         --
Small Cap Value Equity Fund   6,998    8,995       --         --
Value Income Stock Fund      50,249   84,690       --         --
Investment Grade Bond Fund    8,559   11,347   12,791     15,101

At December 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Equity Funds and the Investment Grade Bond Fund at December 31, 2000 was as follows:

                                                       NET UNREALIZED
                               APPRECIATED DEPRECIATED  APPRECIATION
                               SECURITIES  SECURITIES  (DEPRECIATION)
                                  (000)       (000)         (000)
                               ----------- ----------- --------------
Capital Appreciation Fund       $26,725   $ (4,485)     $ 22,240
Growth and Income Fund              232       (199)           33
International Equity Fund         1,261     (1,305)          (44)
Mid-Cap Equity Fund               5,019     (4,228)          791
Quality Growth Stock Fund           117       (182)          (65)
Small Cap Equity Fund             1,327     (1,355)          (28)
Value Income Stock Fund          10,993     (2,189)        8,804
Investment Grade Bond Fund          600     (1,040)         (440)




Subsequent to October 31, 2000, the Funds recognized net capital losses for tax purposes that have been deferred to 2001 and can be used to offset future capital gains at December 31, 2001. The Funds also had capital loss carryforwards at December 31, 2000 as follows:

                          CAPITAL LOSS                                    POST
                           CARRYOVER   EXPIRES    EXPIRES    EXPIRES     10/31
FUND                        12/31/00    2006        2007       2008       LOSS
------                    ------------ -------  ---------- -----------  ---------
Capital Appreciation Fund   $       -- $     --  $      -- $        --   $505,793
Growth and Income Fund           3,395       --         --       3,395         --
International Equity Fund      315,022       --         --     315,022         --
Quality Growth Stock Fund       12,051       --         --      12,051     26,709
Small Cap Value Equity Fund  1,470,902  285,980  1,184,922          --         --
Value Income Stock Fund     14,170,675       --         --  14,170,675         --
Investment Grade Bond Fund     747,072       --    296,279     450,793         --

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

The Capital Appreciation Fund, International Equity Fund and Value Income Stock Fund had cumulative wash sales at December 31, 2000 amounting to $414,040, $137,376 and $464,479, respectively. These wash sales losses cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

7. Concentration of Credit Risk:

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

8. Shareholder Voting Results (Unaudited):

There was a special meeting of shareholders held on October 27, 2000, at which the shareholders of the Funds were asked to consider several proposals. The following were the results of the vote by proposal:

 PROPOSAL 1: TO CONSIDER AND ACT UPON A PROPOSAL TO ELECT MEMBERS TO THE BOARD OF TRUSTEES OF EACH TRUST.

1.  Approval of the election of Thomas Gallagher.
             Shares Voted       % of Voted     % of Total
           ---------------    ------------    -----------
For            15,747,756           94.69%         94.69%
Withheld          882,678            5.31%          5.31%
           ---------------    ------------    -----------
               16,630,434          100.00%        100.00%

2.  Approval of the election of James O. Robbins.
             Shares Voted       % of Voted     % of Total
           ---------------    ------------    -----------
For            15,746,516           94.68%         94.68%
Withheld          883,917            5.32%          5.32%
           ---------------    ------------    -----------
               16,630,433          100.00%        100.00%

3.  Approval of the election of F. Wendell Gooch.
             Shares Voted       % of Voted     % of Total
           ---------------    ------------    -----------
For            15,724,469           94.55%         94.55%
Withheld          905,964            5.45%          5.45%
           ---------------    ------------    -----------
               16,630,433          100.00%        100.00%

4. Approval of the election of Wilton Looney.
             Shares Voted       % of Voted     % of Total
           ---------------    ------------    -----------
For            15,721,894           94.54%         94.54%
Withheld          908,540            5.46%          5.46%
           ---------------    ------------    -----------
               16,630,434          100.00%        100.00%

5.  Approval of the election of Jonathan T. Walton.
             Shares Voted       % of Voted     % of Total
           ---------------    ------------    -----------
For            15,712,408           94.48%         94.48%
Withheld          918,025            5.52%          5.52%
           ---------------    ------------    -----------
               16,630,433          100.00%        100.00%



PROPOSAL  2: TO APPROVE  THE  ADOPTION OF  STANDARDIZED  INVESTMENT  POLICIES BY
REVISING OR ELIMINATING  CERTAIN OF THE TRUSTS' CURRENT  FUNDAMENTAL  INVESTMENT
POLICIES:

2.1. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING DIVERSIFICATION.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,774,694          91.75%           91.75%
Against          113,412           2.18%            2.18%
Abstain          315,737           6.07%            6.07%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               124,865         99.87%           99.87%
Against               168          0.13%            0.13%
Abstain                --            --%              --%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              950,064          89.50%           89.50%
Against           36,693           3.46%            3.46%
Abstain           74,709           7.04%            7.04%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,568,272          91.75%           91.75%
Against           41,360           2.42%            2.42%
Abstain           99,598           5.83%            5.83%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%


QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.50%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total

          ---------------   ------------      -----------
For            1,127,114          93.09%           93.09%
Against            1,813           0.15%            0.15%
Abstain           81,896           6.76%            6.76%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,795,121          90.33%           90.33%
Against          162,371           3.06%            3.06%
Abstain          350,698           6.61%            6.61%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,737,793          89.68%           89.68%
Against           32,140           1.66%            1.66%
Abstain          167,737           8.66%            8.66%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


2.2. TO ELIMINATE THE POLICIES CONCERNING INVESTING FOR CONTROL.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,686,842          90.07%           90.07%
Against          161,368           3.10%            3.10%
Abstain          355,633           6.83%            6.83%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              116,163          92.91%           92.91%
Against            8,449           6.76%            6.76%
Abstain              422           0.34%            0.34%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              938,094          88.38%           88.38%
Against           47,889           4.51%            4.51%
Abstain           75,483           7.11%            7.11%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,539,582          90.07%           90.07%
Against           63,248           3.70%            3.70%
Abstain          106,399           6.22%            6.22%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%


QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,105,900          91.33%           91.33%
Against           27,646           2.28%            2.28%
Abstain           77,277           6.38%            6.38%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,697,022          88.49%           88.49%
Against          214,160           4.03%            4.03%
Abstain          397,007           7.48%            7.48%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,709,432          88.22%           88.22%
Against           33,352           1.72%            1.72%
Abstain          194,886          10.06%           10.06%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%


2.3. TO REVISE THE FUNDAMENTAL INVESTMENT POLICY CONCERNING BORROWING.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,743,678          91.16%           91.16%
Against          124,069           2.38%            2.38%
Abstain          336,097           6.46%            6.46%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              124,637          99.68%           99.68%
Against              396           0.32%            0.32%
Abstain               --             --%              --%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              951,573          89.65%           89.65%
Against           36,056           3.40%            3.40%
Abstain           73,837           6.96%            6.96%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,564,748          91.55%           91.55%
Against           38,924           2.28%            2.28%
Abstain          105,557           6.18%            6.18%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,068,922          88.28%           88.28%
Against           58,863           4.86%            4.86%
Abstain           83,039           6.86%            6.86%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,712,237          88.77%           88.77%
Against          240,325           4.53%            4.53%
Abstain          355,627           6.70%            6.70%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,710,530          88.28%           88.28%
Against           59,188           3.05%            3.05%
Abstain          167,952           8.67%            8.67%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%

--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

2.4. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING PLEDGING, MORTGAGING OR HYPOTHECATING ASSETS.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,706,213          90.44%           90.44%
Against          153,266           2.95%            2.95%
Abstain          344,363           6.62%            6.62%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              124,215          99.35%           99.35%
Against              396           0.32%            0.32%
Abstain              422           0.34%            0.34%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              940,329          88.59%           88.59%
Against           46,918           4.42%            4.42%
Abstain           74,220           6.99%            6.99%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,534,383          89.77%           89.77%
Against           68,285           4.00%            4.00%
Abstain          106,561           6.23%            6.23%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

             Shares Voted     % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

             Shares Voted     % of Voted       % of Total
          ---------------   ------------      -----------
For            1,053,030          86.97%           86.97%
Against           75,117           6.20%            6.20%
Abstain           82,676           6.83%            6.83%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,619,285          87.02%           87.02%
Against          266,953           5.03%            5.03%
Abstain          421,951           7.95%            7.95%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total

          ---------------   ------------      -----------
For            1,697,646          87.61%           87.61%
Against           44,387           2.29%            2.29%
Abstain          195,637          10.10%           10.10%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%


2.5. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING SECURITIES LENDING.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,746,760          91.22%           91.22%
Against          116,784           2.24%            2.24%
Abstain          340,299           6.54%            6.54%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              124,443          99.53%           99.53%
Against              168           0.13%            0.13%
Abstain              422           0.34%            0.34%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              945,172          89.04%           89.04%
Against           39,183           3.69%            3.69%
Abstain           77,112           7.26%            7.26%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,553,717          90.90%           90.90%
Against           47,756           2.79%            2.79%
Abstain          107,755           6.30%            6.30%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,123,117          92.76%           92.76%
Against            7,212           0.60%            0.60%
Abstain           80,494           6.65%            6.65%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,773,939          89.94%           89.94%
Against          169,625           3.20%            3.20%
Abstain          364,625           6.87%            6.87%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,735,182          89.55%           89.55%
Against           35,063           1.81%            1.81%
Abstain          167,425           8.64%            8.64%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





2.6. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING INVESTMENT IN OTHER INVESTMENT COMPANIES.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,738,597          91.06%           91.06%
Against          140,919           2.71%            2.71%
Abstain          324,326           6.23%            6.23%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              124,443          99.53%           99.53%
Against              168           0.13%            0.13%
Abstain              422           0.34%            0.34%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              940,731          88.63%           88.63%
Against           45,410           4.28%            4.28%
Abstain           75,325           7.10%            7.10%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,559,736          91.25%           91.25%
Against           39,233           2.30%            2.30%
Abstain          110,260           6.45%            6.45%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,121,974          92.66%           92.66%
Against            2,956           0.24%            0.24%
Abstain           85,894           7.09%            7.09%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,722,897          88.97%           88.97%
Against          200,938           3.79%            3.79%
Abstain          384,354           7.24%            7.24%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,718,764          88.70%           88.70%
Against           32,073           1.66%            1.66%
Abstain          186,833           9.64%            9.64%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%


2.7. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING SHORT SALES.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,691,681          90.16%           90.16%
Against          157,386           3.02%            3.02%
Abstain          354,777           6.82%            6.82%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              124,108          99.26%           99.26%
Against              168           0.13%            0.13%
Abstain              757           0.61%            0.61%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              943,331          88.87%           88.87%
Against           43,253           4.07%            4.07%
Abstain           74,882           7.05%            7.05%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,559,622          91.25%           91.25%
Against           38,113           2.23%            2.23%
Abstain          111,494           6.52%            6.52%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%


QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,131,629          93.46%           93.46%
Against            1,813           0.15%            0.15%
Abstain           77,382           6.39%            6.39%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,714,497          88.82%           88.82%
Against          208,345           3.92%            3.92%
Abstain          385,347           7.26%            7.26%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,709,963          88.25%           88.25%
Against           47,892           2.47%            2.47%
Abstain          179,816           9.28%            9.28%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

2.8. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING INVESTMENT IN REAL ESTATE.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,794,426          92.13%           92.13%
Against           66,371           1.28%            1.28%
Abstain          343,046           6.59%            6.59%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              124,530          99.60%           99.60%
Against              168           0.13%            0.13%
Abstain              335           0.27%            0.27%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              963,927          90.81%           90.81%
Against           22,255           2.10%            2.10%
Abstain           75,284           7.09%            7.09%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,566,333          91.64%           91.64%
Against           35,060           2.05%            2.05%
Abstain          107,835           6.31%            6.31%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,129,710          93.30%           93.30%
Against            3,731           0.31%            0.31%
Abstain           77,382           6.39%            6.39%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,829,728          90.99%           90.99%
Against          117,612           2.22%            2.22%
Abstain          360,850           6.80%            6.80%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,730,733          89.32%           89.32%
Against           47,539           2.45%            2.45%
Abstain          159,397           8.23%            8.23%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%


2.9. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING UNDERWRITING OF SECURITIES.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,798,119          92.20%           92.20%
Against           69,360           1.33%            1.33%
Abstain          336,364           6.46%            6.46%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              123,880          99.08%           99.08%
Against              396           0.32%            0.32%
Abstain              757           0.61%            0.61%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              963,327          90.75%           90.75%
Against           23,697           2.23%            2.23%
Abstain           74,442           7.01%            7.01%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,553,868          90.91%           90.91%
Against           43,387           2.54%            2.54%
Abstain          111,974           6.55%            6.55%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,124,674          92.89%           92.89%
Against            3,731           0.31%            0.31%
Abstain           82,418           6.81%            6.81%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,818,770          90.78%           90.78%
Against          126,916           2.39%            2.39%
Abstain          362,503           6.83%            6.83%

          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,736,976          89.64%           89.64%
Against           39,798           2.05%            2.05%
Abstain          160,896           8.30%            8.30%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




2.10. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING PURCHASE OF COMMODITIES.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,730,085          90.90%           90.90%
Against          151,893           2.92%            2.92%
Abstain          321,865           6.19%            6.19%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              123,880          99.08%           99.08%
Against              396           0.32%            0.32%
Abstain              757           0.61%            0.61%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              944,013          88.93%           88.93%
Against           42,571           4.01%            4.01%
Abstain           74,882           7.05%            7.05%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,536,308          89.88%           89.88%
Against           67,364           3.94%            3.94%
Abstain          105,557           6.18%            6.18%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,114,699          92.06%           92.06%
Against           13,706           1.13%            1.13%
Abstain           82,418           6.81%            6.81%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,778,802          90.03%           90.03%
Against          174,024           3.28%            3.28%
Abstain          355,364           6.69%            6.69%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,742,411          89.92%           89.92%
Against           42,377           2.19%            2.19%
Abstain          152,882           7.89%            7.89%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%


2.11. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING CONCENTRATION.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,786,641          91.98%           91.98%
Against           71,246           1.37%            1.37%
Abstain          345,956           6.65%            6.65%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              120,655          96.50%           96.50%
Against              396           0.32%            0.32%
Abstain            3,982           3.18%            3.18%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              963,062          90.73%           90.73%
Against           19,490           1.84%            1.84%
Abstain           78,914           7.43%            7.43%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,542,665          90.26%           90.26%
Against           55,993           3.28%            3.28%
Abstain          110,571           6.47%            6.47%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,112,417          91.87%           91.87%
Against           15,625           1.29%            1.29%
Abstain           82,781           6.84%            6.84%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,725,352          89.02%           89.02%
Against          193,627           3.65%            3.65%
Abstain          389,210           7.33%            7.33%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,738,698          89.73%           89.73%
Against           39,360           2.03%            2.03%
Abstain          159,612           8.24%            8.24%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%

                              NOTICE TO SHAREHOLDERS                 (Unaudited)
                                       OF
                            STI CLASSIC VARIABLE TRUST

For shareholders that do not have a December 31, 2000 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2000 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2000, each portfolio is designating the following items with regard to distributions paid during the year:

                                     LONG TERM
                                    (20% RATE)       ORDINARY
                                   CAPITAL GAIN       INCOME       TAX-EXEMPT           TOTAL       QUALIFYING
FUND                               DISTRIBUTION    DISTRIBUTIONS    INTEREST        DISTRIBUTIONS  DIVIDENDS (1)
--------                           ------------    -------------   ----------       -------------  -------------
Capital Appreciation Fund             13.87%        86.13%           0.00%          100.00%          1.88%
Growth and Income Fund                 0.00%       100.00%           0.00%          100.00%        100.00%
International Equity Fund             29.18%        70.82%           0.00%          100.00%          0.00%
Mid-Cap Equity Fund                   54.95%        45.05%           0.00%          100.00%         12.06%
Quality Growth Stock Fund              0.00%       100.00%           0.00%          100.00%        100.00%
Small Cap Equity Fund                  0.00%       100.00%           0.00%          100.00%         99.22%
Value Income Stock Fund               22.92%        77.08%           0.00%          100.00%         64.10%
Investment Grade Bond Fund             0.00%       100.00%           0.00%          100.00%          0.00%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of STI Classic Variable Trust:

We have audited the accompanying statements of net assets of the Capital Appreciation, Growth and Income, International Equity, Mid-Cap Equity, Quality Growth Stock, Small Cap Value Equity, Value Income Stock, and the Investment Grade Bond Funds of STI Classic Variable Trust (the Trust), as of December 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation, Growth and Income, International Equity, Mid-Cap Equity, Quality Growth Stock, Small Cap Value Equity, Value Income Stock, and Investment Grade Bond Funds of STI Classic Variable Trust as of December 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
February 7, 2001

Investment Adviser:

Trusco Capital Management, Inc.

STI Classic Variable Trust Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Variable Trust Fund will achieve its investment objective. The STI Classic Variable Trust Funds are advised by Trusco Capital Management, Inc., an affiliate of SunTrust Banks, Inc.

Distributor:
SEI Investments Distribution Co.

This information must be preceded or accompanied by a current prospectus for each fund described.